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                                  ------------

                                 ANNUAL REPORT
                                TO SHAREHOLDERS

                               DECEMBER 31, 1998
                                  ------------

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
             PRESIDENT'S LETTER/MANAGEMENT DISCUSSION AND ANALYSIS
                         ANNUAL REPORT TO SHAREHOLDERS
                               DECEMBER 31, 1998


                                                               February 25, 1999
Dear Shareholders:

  I am pleased to present the December 31, 1998 annual report to the Principal Preservation Portfolios, Inc. shareholders. The overall assets for the fund family increased from $463,000,000 at December 31, 1997 to $602,000,000 at December 31, 1998. The portfolios contained in this report increased in size from approximately $282,000,000 to $390,000,000 during the same period. Roughly half of the asset growth came from investments made by either new or existing shareholders.

  During 1998, the economy continued at a consistently strong pace, with extended low unemployment and interest rates. In light of slowing economic growth in the first half of 1998, Chairman Alan Greenspan of the Federal Reserve lead the Fed on a stable course. However, with the onset of the Asian and other foreign market turmoil during the third quarter, the Fed, concerned about possible inflation signals, instituted a series of three 0.25% reductions in the target Fed Funds rate from the end of September through mid November. In anticipation of these actions, yields on taxable fixed income securities declined approximately 0.50%. Tax-exempt bonds, due to large supplies of municipals in the market, did not respond in the same fashion, and yields remained relatively flat.

  The stock market indices, which pushed to record levels in the first six months, fell precipitously in response to the foreign market problems, only to rebound in the last two months of 1998. However, the market rallies centered specifically in the technology and financial sectors and large capitalized companies. Small and mid capitalization companies were clearly out of favor. Small cap indices such as the Russell 2000 (which produced a -2.55% return for the year) drastically lagged the returns generated by the large cap indices, such as the S&P 500 with a return of 28.6%.

  This report discusses the factors and decisions of the portfolio managers that influenced the performance of the portfolios.

  We sincerely thank you for your continued trust with us at Principal Preservation.
                                          Sincerely,

                                          /s/Robert J. Tuszynski

                                          Robert J. Tuszynski
                                          President and CEO

This report was prepared for shareholders and prospective investors who have previously received a prospectus of Principal Preservation. This report does not constitute an offer to sell. A prospective investor should obtain a prospectus that includes a discussion of the investment objective and all sales charges, expenses and risks of the relevant portfolio(s).

                       MANAGEMENT DISCUSSION AND ANALYSIS


FIXED INCOME ANALYSIS

  The bond markets began the year with most bond fund managers buying high yield and asset backed securities to increase the yield of their portfolios. As summer approached, investor worries over the struggling Asian economies and developing problems in Latin America permeated the bond markets. Russia added to the negative investor perception when it devalued its currency in August. Panic began to spread throughout the global bond markets. These escalating concerns sparked a so-called flight to safety. Therefore the average return for the taxable bond fund category as measured by Lipper was approximately 5.2% compared to the U.S. Government Bond fund average of 7.2%.

  Because of increased supply in the marketplace of municipal bonds, the return of the average tax-exempt bond fund was approximately 4.9%. However, as the summer crisis hit, municipals held up in price on a comparative basis. In addition, credit and liquidity did not present an issue for the municipal market. The municipal bonds are currently trading in a comparable after-tax yield to U.S. Treasury securities. This trading range is at an historical high and may make investments in municipal bonds an attractive alternative.

GENERAL STOCK MARKET ANALYSIS

  During 1998, the bull market continued for stock mutual fund investors. As the major market indices reached new highs, investors gravitated towards larger companies with stronger domestic operations over concerns with the continuing economic crisis in the Far East. The S&P 100 returned 33.2% for the year, compared to the S&P 500 return of 28.6% and the Russell 2000 return of -2.55%. Stock mutual fund inflows continued at a strong pace for much of the year, but began to slow in June of 1998. The negative effects of the Asian market crisis were partially offset by domestic trends of low unemployment, moderate growth and very little inflation. The second half of 1998 was more volatile as many investors engaged in heavy selling. In this environment, disappointing earnings announcements by some companies resulted in declines in the prices of their common stocks.

TAX-EXEMPT PORTFOLIO

  Shown below is a comparison of the change in value of a $10,000 investment in Principal Preservation Tax-Exempt Portfolio and the Lehman 20-Year Municipal Bond Index. The graph reflects a deduction from the amount invested for the applicable sales charge.

                          AVERAGE ANNUAL TOTAL RETURN

                                 1-YEAR          5-YEAR         10-YEAR
     Tax-Exempt:
       Full Sales Charge           0.61%          4.76%          7.17%
       Net Asset Value             4.26%          5.51%          7.55%

                         Principal Preservation            Lehman 20-Year
      Date                Tax-Exempt Portfolio          Municipal Bond Index
     12/31/88                     $9,650                       $10,000
     1/31/89                      $9,790                       $10,207
     2/28/89                      $9,749                       $10,091
     3/31/89                      $9,708                       $10,067
     4/28/89                      $9,886                       $10,306
     5/31/89                     $10,053                       $10,520
     6/30/89                     $10,171                       $10,663
     7/31/89                     $10,265                       $10,808
     8/31/89                     $10,223                       $10,702
     9/30/89                     $10,230                       $10,670
     10/31/89                    $10,339                       $10,800
     11/30/89                    $10,421                       $10,989
     12/31/89                    $10,542                       $11,079
     1/31/90                     $10,523                       $11,027
     2/28/90                     $10,568                       $11,125
     3/31/90                     $10,613                       $11,128
     4/30/90                     $10,516                       $11,048
     5/31/90                     $10,666                       $11,289
     6/30/90                     $10,749                       $11,388
     7/31/90                     $10,782                       $11,555
     8/31/90                     $10,756                       $11,387
     9/30/90                     $10,760                       $11,394
     10/31/90                    $10,917                       $11,600
     11/30/90                    $11,111                       $11,833
     12/31/90                    $11,198                       $11,885
     1/31/91                     $11,327                       $12,044
     2/28/91                     $11,456                       $12,149
     3/31/91                     $11,475                       $12,154
     4/30/91                     $11,550                       $12,316
     5/31/91                     $11,626                       $12,426
     6/30/91                     $11,688                       $12,414
     7/31/91                     $11,764                       $12,565
     8/31/91                     $11,911                       $12,731
     9/30/91                     $12,017                       $12,897
     10/31/91                    $12,137                       $13,013
     11/30/91                    $12,171                       $13,049
     12/31/91                    $12,320                       $13,330
     1/31/92                     $12,397                       $13,361
     2/29/92                     $12,387                       $13,365
     3/31/92                     $12,434                       $13,370
     4/30/92                     $12,570                       $13,489
     5/31/92                     $12,720                       $13,648
     6/30/92                     $12,886                       $13,877
     7/31/92                     $13,352                       $14,293
     8/31/92                     $13,158                       $14,153
     9/30/92                     $13,190                       $14,245
     10/30/92                    $12,993                       $14,105
     11/30/92                    $13,287                       $14,357
     12/31/92                    $13,382                       $14,503
     1/31/93                     $13,632                       $14,671
     2/28/93                     $14,192                       $15,202
     3/31/93                     $14,053                       $15,041
     4/30/93                     $14,211                       $15,193
     5/31/93                     $14,292                       $15,278
     6/30/93                     $14,528                       $15,533
     7/31/93                     $14,559                       $15,553
     8/31/93                     $14,876                       $15,877
     9/30/93                     $15,082                       $16,058
     10/30/93                    $15,111                       $16,089
     11/30/93                    $14,962                       $15,947
     12/31/93                    $15,299                       $16,283
     1/31/94                     $15,491                       $16,488
     2/28/94                     $15,047                       $15,995
     3/31/94                     $14,355                       $15,152
     4/30/94                     $14,483                       $15,276
     5/31/94                     $14,612                       $15,456
     6/30/94                     $14,507                       $15,301
     7/31/94                     $14,802                       $15,651
     8/31/94                     $14,831                       $15,695
     9/30/94                     $14,592                       $15,381
     10/31/94                    $14,268                       $14,975
     11/30/94                    $13,959                       $14,625
     12/31/94                    $14,317                       $15,084
     1/31/95                     $14,812                       $15,674
     2/28/95                     $15,274                       $16,243
     3/31/95                     $15,443                       $16,428
     4/30/95                     $15,455                       $16,425
     5/31/95                     $16,007                       $17,044
     6/30/95                     $15,775                       $16,782
     7/31/95                     $15,857                       $16,869
     8/31/95                     $16,079                       $17,100
     9/30/95                     $16,179                       $17,235
     10/31/95                    $16,457                       $17,602
     11/30/95                    $16,718                       $17,991
     12/31/95                    $16,901                       $18,243
     1/31/96                     $16,982                       $18,336
     2/29/96                     $16,848                       $18,127
     3/31/96                     $16,622                       $17,837
     4/30/96                     $16,559                       $17,766
     5/31/96                     $16,554                       $17,787
     6/30/96                     $16,766                       $18,038
     7/31/96                     $16,886                       $18,215
     8/31/96                     $16,840                       $18,186
     9/30/96                     $17,147                       $18,553
     10/31/96                    $17,325                       $18,776
     11/30/96                    $17,653                       $19,168
     12/31/96                    $17,536                       $19,055
     1/31/97                     $17,509                       $19,036
     2/28/97                     $17,652                       $19,240
     3/31/97                     $17,301                       $18,938
     4/30/97                     $17,501                       $19,148
     5/31/97                     $17,796                       $19,493
     6/30/97                     $17,997                       $19,739
     7/31/97                     $18,680                       $20,402
     8/31/97                     $18,318                       $20,151
     9/30/97                     $18,596                       $20,429
     10/31/97                    $18,719                       $20,578
     11/30/97                    $18,842                       $20,745
     12/31/97                    $19,185                       $21,123
     1/31/98                     $19,371                       $21,360
     2/28/98                     $19,274                       $21,375
     3/31/98                     $19,195                       $21,405
     4/30/98                     $19,032                       $21,296
     5/31/98                     $19,463                       $21,681
     6/30/98                     $19,487                       $21,779
     7/31/98                     $19,488                       $21,825
     8/31/98                     $19,881                       $22,203
     9/30/98                     $20,133                       $22,516
     10/31/98                    $19,967                       $22,444
     11/30/98                    $20,028                       $22,547
     12/31/98                    $20,002                       $22,597

Past performance is not predictive of future performance.

LEHMAN 20-YEAR MUNICIPAL BOND INDEX

  The Lehman 20-Year Municipal Bond Index is a broad based index containing over 22,000 issues with maturities ranging from return 2-30 years. The issues comprising the index are those completed within the last five years with a total issue size of $50 million or more. The average quality rating is "AA." The performance of the Index does not include sales charges or other fees you would pay if you attempted to replicate the index.

TAX-EXEMPT PORTFOLIO

  The Tax-Exempt Portfolio's 1998 total return was 4.26%, compared to the Lipper General Municipal Debt Funds of 5.32% and the Lehman 20-year Municipal Bond Index return of 6.97%. The municipal bond market did not enjoy as strong of a rally as the US Treasury market. The 20-year AAA municipal bond yield began the year at 4.94%, and finished at roughly 4.8% at the close of 1998. The year was marked by over $280 billion of new issues with stable but smaller demand causing the prices of the municipal bond market to remain soft. The new issue market for municipal bonds was up over 29% from 1997 and was the second highest new issue total since 1993. As a result, the total return of the Tax -Exempt Portfolio was derived principally from the interest income earned on its securities. Since the portfolio focused on high credit quality bonds, (those bonds with A or better credit ratings by independent rating agencies), the fund under-performed high yield municipal bond funds in the relatively stable interest rate environment.

  During the first half of 1998, the Portfolio Manager was selling out of higher coupon defensive positions into lower coupon securities. In addition, the Portfolio Manager positioned the portfolio almost evenly between bonds with a premium and bonds that were trading at a discount, focusing on states that issue bonds infrequently such as Kansas and Alabama.

  During the second half of the year, the yield curve remained relatively flat and AAA municipal bonds traded at yields comparable to treasuries. The Portfolio Manager continued to shift away from the power and healthcare industry, due to his concern about the continuing uncertainty surrounding deregulation in the power industry and surrounding possible proposals by the administration and congress to address Medicare problems. The manager's moves caused a slight under performance in the second half of 1998 compared to higher coupon callable bonds. However, the manager has positioned the portfolio to take advantage of what he believes will be a return to a more normal yield spread relationship between U.S. Treasuries and municipal bonds in 1999.

GOVERNMENT PORTFOLIO

  Shown below is a graphic depiction of the Government Portfolio versus the Lehman Intermediate Government Bond Index. The graph reflects a deduction from the amount invested for the applicable sales charge.

                          AVERAGE ANNUAL TOTAL RETURN
                                 1-YEAR          5-YEAR         10-YEAR
     Government:
       Full Sales Charge           5.28%          5.07%          7.72%
       Net Asset Value             9.10%          5.83%          8.10%

                         Principal Preservation          Lehman Intermediate
      date                Government Portfolio          Government Bond Index
     12/31/88                     $9,650                       $10,000
     1/31/89                      $9,730                       $10,100
     2/28/89                      $9,636                       $10,057
     3/31/89                      $9,685                       $10,104
     4/28/89                      $9,834                       $10,308
     5/31/89                     $10,058                       $10,507
     6/30/89                     $10,341                       $10,775
     7/31/89                     $10,535                       $10,994
     8/31/89                     $10,354                       $11,142
     9/30/89                     $10,389                       $11,195
     10/31/89                    $10,635                       $11,430
     11/30/89                    $10,730                       $11,543
     12/31/89                    $10,756                       $11,576
     1/31/90                     $10,640                       $11,504
     2/28/90                     $10,666                       $11,547
     3/31/90                     $10,658                       $11,561
     4/30/90                     $10,565                       $11,523
     5/31/90                     $10,824                       $11,770
     6/30/90                     $10,974                       $11,925
     7/31/90                     $11,126                       $12,092
     8/31/90                     $11,007                       $12,048
     9/30/90                     $11,112                       $12,155
     10/31/90                    $11,279                       $12,324
     11/30/90                    $11,524                       $12,510
     12/31/90                    $11,693                       $12,683
     1/31/91                     $11,787                       $12,814
     2/28/91                     $11,853                       $12,892
     3/31/91                     $11,893                       $12,963
     4/30/91                     $12,013                       $13,097
     5/31/91                     $12,067                       $13,170
     6/30/91                     $12,015                       $13,181
     7/31/91                     $12,150                       $13,323
     8/31/91                     $12,461                       $13,576
     9/30/91                     $12,719                       $13,807
     10/31/91                    $12,855                       $13,964
     11/30/91                    $13,007                       $14,127
     12/31/91                    $13,463                       $14,470
     1/31/92                     $13,184                       $14,331
     2/29/92                     $13,224                       $14,375
     3/31/92                     $13,105                       $14,317
     4/30/92                     $13,197                       $14,446
     5/31/92                     $13,461                       $14,661
     6/30/92                     $13,698                       $14,872
     7/31/92                     $14,094                       $15,158
     8/31/92                     $14,245                       $15,313
     9/30/92                     $14,499                       $15,524
     10/30/92                    $14,241                       $15,338
     11/30/92                    $14,146                       $15,275
     12/31/92                    $14,378                       $15,472
     1/31/93                     $14,730                       $15,760
     2/28/93                     $15,052                       $15,992
     3/31/93                     $15,105                       $16,051
     4/30/93                     $15,231                       $16,176
     5/31/93                     $15,188                       $16,132
     6/30/93                     $15,545                       $16,366
     7/31/93                     $15,567                       $16,399
     8/31/93                     $15,898                       $16,643
     9/30/93                     $15,979                       $16,711
     10/30/93                    $16,012                       $16,751
     11/30/93                    $15,793                       $16,669
     12/31/93                    $15,860                       $16,737
     1/31/94                     $16,070                       $16,903
     2/28/94                     $15,685                       $16,671
     3/31/94                     $15,269                       $16,428
     4/30/94                     $15,124                       $16,321
     5/31/94                     $15,110                       $16,332
     6/30/94                     $15,062                       $16,335
     7/31/94                     $15,310                       $16,549
     8/31/94                     $15,345                       $16,597
     9/30/94                     $15,097                       $16,459
     10/31/94                    $15,081                       $16,462
     11/30/94                    $14,981                       $16,390
     12/31/94                    $15,001                       $16,444
     1/31/95                     $15,259                       $16,712
     2/28/95                     $15,613                       $17,035
     3/31/95                     $15,685                       $17,129
     4/30/95                     $15,878                       $17,328
     5/31/95                     $16,437                       $17,817
     6/30/95                     $16,540                       $17,931
     7/31/95                     $16,521                       $17,940
     8/31/95                     $16,695                       $18,087
     9/30/95                     $16,820                       $18,208
     10/31/95                    $17,035                       $18,406
     11/30/95                    $17,267                       $18,631
     12/31/95                    $17,452                       $18,815
     1/31/96                     $17,550                       $18,973
     2/29/96                     $17,279                       $18,772
     3/31/96                     $17,140                       $18,686
     4/30/96                     $17,055                       $18,632
     5/31/96                     $17,006                       $18,623
     6/30/96                     $17,199                       $18,813
     7/31/96                     $17,224                       $18,871
     8/31/96                     $17,195                       $18,892
     9/30/96                     $17,449                       $19,136
     10/31/96                    $17,780                       $19,450
     11/30/96                    $18,074                       $19,685
     12/31/96                    $17,849                       $19,579
     1/31/97                     $17,875                       $19,653
     2/28/97                     $17,901                       $19,684
     3/31/97                     $17,651                       $19,572
     4/30/97                     $17,894                       $19,794
     5/31/97                     $18,021                       $19,948
     6/30/97                     $18,209                       $20,120
     7/31/97                     $18,719                       $20,490
     8/31/97                     $18,503                       $20,412
     9/30/97                     $18,773                       $20,634
     10/31/97                    $19,063                       $20,875
     11/30/97                    $19,086                       $20,921
     12/31/97                    $19,295                       $21,090
     1/31/98                     $19,605                       $21,364
     2/28/98                     $19,504                       $21,340
     3/31/98                     $19,538                       $21,406
     4/30/98                     $19,614                       $21,509
     5/31/98                     $19,777                       $21,657
     6/30/98                     $19,916                       $21,802
     7/31/98                     $19,953                       $21,885
     8/31/98                     $20,484                       $22,299
     9/30/98                     $21,166                       $22,819
     10/31/98                    $21,071                       $22,858
     11/30/98                    $20,995                       $22,787
     12/31/98                    $21,050                       $22,876

Past performance is not predictive of future performance.

LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX

  The Lehman Intermediate Government Bond Index represents a total return on U.S. Government bonds ranging in maturity from 2-10 years. The average duration of bonds in the Index is approximately four years. The index does not contain any sales charge, expenses or other fees that you would incur if you attempted to replicate the Index.

GOVERNMENT PORTFOLIO

  The 1998 total return for Principal Preservation Government Portfolio was 9.10%, compared to the Lehman Intermediate Government Index of 8.47%. The total assets of the Portfolio remained relatively unchanged at approximately $40,000,000.

  Similar to the municipal bond market, for the first six months of 1998 the U.S. Treasury market traded in a narrow band. At the conclusion of the first quarter the yield spread between two-year and ten-year U.S. Treasury Bonds was only 8 basis points, compared to an historical average of 72 basis points over the last 20 years.

  As the second quarter progressed, a Reid Thundberg Survey indicated that managers were lengthening their portfolios to 109% of their duration benchmarks.

  The modified duration of the Government Portfolio is 4.3 years, with an average maturity of 5.95 years. Since the yield curve between the two and ten year U.S. Treasury notes flattened, the management team invested in shorter maturity bonds and reduced the maturity and duration in the second half of 1998. The team believes that when rates move, they likely will decline due to slower economic growth and continued subdued inflation. The shorter maturities served the portfolio well in the fourth quarter, as the longer end of the U.S. Treasury curve fell in price greater than the short end of the curve.

S&P 100 PLUS PORTFOLIO

  Shown below is a comparison of a $10,000 investment in the S&P 100 Plus Portfolio Class A Shares versus the S&P 100 Index. The graph reflects a deduction from the amount invested for the applicable sales charge. Class B Shares of the S&P 100 Plus Portfolio began on July 27, 1998 and its results are not presented in the line graph.

                          AVERAGE ANNUAL TOTAL RETURN

                                 1-YEAR          5-YEAR         10-YEAR
     S&P 100 Plus:
       Full Sales Charge          25.37%         21.88%         16.89%
       Net Asset Value            32.31%         23.20%         17.52%

                         Principal Preservation
      Date               S&P 100 Plus Portfolio             S&P 100 Index
     12/31/88                     $9,475                       $10,000
     1/31/89                     $10,094                       $10,814
     2/28/89                      $9,850                       $10,448
     3/31/89                      $9,897                       $10,571
     4/28/89                     $10,283                       $11,142
     5/31/89                     $10,566                       $11,478
     6/30/89                     $10,461                       $11,371
     7/31/89                     $11,362                       $12,408
     8/31/89                     $11,608                       $12,687
     9/30/89                     $11,549                       $12,635
     10/31/89                    $11,311                       $12,376
     11/30/89                    $11,521                       $12,606
     12/31/89                    $11,774                       $12,890
     1/31/90                     $11,026                       $12,069
     2/28/90                     $11,227                       $12,307
     3/31/90                     $11,484                       $12,628
     4/30/90                     $11,282                       $12,417
     5/31/90                     $12,324                       $13,600
     6/30/90                     $12,245                       $13,512
     7/31/90                     $12,225                       $13,486
     8/31/90                     $11,139                       $12,253
     9/30/90                     $10,642                       $11,680
     10/31/90                    $10,583                       $11,619
     11/30/90                    $11,189                       $12,314
     12/31/90                    $11,401                       $12,544
     1/31/91                     $11,991                       $13,186
     2/28/91                     $12,856                       $14,149
     3/31/91                     $13,169                       $14,476
     4/30/91                     $13,198                       $14,496
     5/31/91                     $13,791                       $15,163
     6/30/91                     $13,157                       $14,499
     7/31/91                     $13,792                       $15,215
     8/31/91                     $13,941                       $15,420
     9/30/91                     $13,612                       $15,062
     10/31/91                    $13,741                       $15,249
     11/30/91                    $13,153                       $14,639
     12/31/91                    $14,566                       $16,081
     1/31/92                     $14,351                       $15,870
     2/29/92                     $14,576                       $16,129
     3/31/92                     $14,323                       $15,866
     4/30/92                     $14,766                       $16,378
     5/31/92                     $14,858                       $16,494
     6/30/92                     $14,603                       $16,245
     7/31/92                     $15,099                       $16,766
     8/31/92                     $14,696                       $16,349
     9/30/92                     $14,750                       $16,383
     10/30/92                    $14,698                       $16,327
     11/30/92                    $15,165                       $16,830
     12/31/92                    $15,320                       $17,034
     1/31/93                     $15,505                       $17,264
     2/28/93                     $15,779                       $17,587
     3/31/93                     $16,065                       $17,923
     4/30/93                     $15,758                       $17,622
     5/31/93                     $16,197                       $18,138
     6/30/93                     $16,181                       $18,145
     7/31/93                     $16,059                       $18,058
     8/31/93                     $16,665                       $18,728
     9/30/93                     $16,446                       $18,481
     10/30/93                    $16,711                       $18,782
     11/30/93                    $16,634                       $18,741
     12/31/93                    $16,806                       $19,054
     1/31/94                     $17,443                       $19,795
     2/28/94                     $17,007                       $19,330
     3/31/94                     $16,164                       $18,420
     4/30/94                     $16,287                       $18,558
     5/31/94                     $16,657                       $19,018
     6/30/94                     $16,160                       $18,457
     7/31/94                     $16,724                       $19,142
     8/31/94                     $17,242                       $19,768
     9/30/94                     $16,915                       $19,386
     10/31/94                    $17,289                       $19,847
     11/30/94                    $16,700                       $19,178
     12/31/94                    $16,993                       $19,552
     1/31/95                     $17,300                       $19,937
     2/28/95                     $18,062                       $20,868
     3/31/95                     $18,607                       $21,559
     4/30/95                     $19,292                       $22,411
     5/31/95                     $20,068                       $23,386
     6/30/95                     $20,494                       $23,926
     7/31/95                     $21,113                       $24,720
     8/31/95                     $20,998                       $24,591
     9/30/95                     $22,000                       $25,821
     10/31/95                    $22,000                       $25,839
     11/30/95                    $22,873                       $26,911
     12/31/95                    $23,231                       $27,363
     1/31/96                     $24,147                       $28,518
     2/29/96                     $24,445                       $28,920
     3/31/96                     $24,686                       $29,215
     4/30/96                     $24,985                       $29,633
     5/31/96                     $25,593                       $30,439
     6/30/96                     $25,632                       $30,558
     7/31/96                     $24,364                       $29,131
     8/31/96                     $24,914                       $29,830
     9/30/96                     $26,189                       $31,414
     10/31/96                    $26,849                       $32,350
     11/30/96                    $28,937                       $34,928
     12/31/96                    $28,439                       $34,355
     1/31/97                     $30,178                       $36,856
     2/28/97                     $30,088                       $36,775
     3/31/97                     $28,974                       $35,341
     4/30/97                     $30,692                       $37,702
     5/31/97                     $32,320                       $39,745
     6/30/97                     $33,682                       $41,456
     7/31/97                     $36,454                       $44,835
     8/31/97                     $34,084                       $41,961
     9/30/97                     $35,839                       $44,193
     10/31/97                    $34,255                       $42,284
     11/30/97                    $36,020                       $44,521
     12/31/97                    $36,054                       $44,672
     1/31/98                     $36,801                       $45,560
     2/28/98                     $39,428                       $48,854
     3/31/98                     $41,508                       $51,551
     4/30/98                     $42,122                       $52,326
     5/31/98                     $41,521                       $51,675
     6/30/98                     $43,578                       $54,232
     7/31/98                     $43,324                       $53,930
     8/31/98                     $37,024                       $46,191
     9/30/98                     $38,870                       $48,416
     10/31/98                    $42,273                       $52,761
     11/30/98                    $45,529                       $56,788
     12/31/98                    $47,705                       $59,505

Past performance is not predictive of future performance.

S&P 100 INDEX

  The S&P 100 Index is a broad based stock index made up of the largest 100 securities in the United States based upon market capitalization. The Index results do not include any sales charges or any other fees you would incur if you attempted to replicate the Index.

S&P 100 PLUS PORTFOLIO

  The total return on the S&P 100 Plus Portfolio's net asset value for the year ended December 31, 1998 was 32.31%, compared to the S&P Index return of 33.21%. Large cap securities dominated the market. The S&P 100 Index outperformed the S&P 500 Index by approximately 4.5% and also outperformed the Russell 2000 by 35%. The Portfolio's total assets increased from approximately $105,000,000 to over $166,000,000 by year-end.

  During the first half of 1998, cash flows into stock mutual funds accelerated. Additionally, many huge mergers occurred. These factors helped to drive equity indices to record highs by the end of June. In light of Chairman Alan Greenspan's view of the economy, the Federal Reserve did not proactively change the overall Fed Funds rate. This somewhat counterbalanced Asia's inability to adequately address economic turmoil that affected the U.S. economies and markets.

  As the second half of 1998 ensued, investors began to react to increasing foreign market problems. A perception that inflationary trends were on the horizon caused a downturn in the stock markets. However, spurred in part by a series of reductions in the fed funds rate by the Fed, investor confidence was restored and pushed the indices even higher by year-end.

  During the year, the Manager equitized cash with S&P 500 futures. The S&P 500 Index futures lagged both the S&P 100 and 500 indices. This drag offset the value the manager created in his under and over weighting selections.

  Looking ahead to 1999, the Portfolio Manager anticipates increased volatility and believes that the returns will not be as strong as recent years. The manager remains positive on the market's prospects and plans to employ his over and under weighting strategy in that manner.

DIVIDEND ACHIEVERS PORTFOLIO

  Shown below is a graphic comparison between a $10,000 investment made in Dividend Achievers Portfolio Class A Shares versus the S&P 500 Index. The graph reflects a deduction from the amount invested for the applicable sales charge. Class B Shares of the Dividend Achievers Portfolio began on July 27, 1998 and its results are not presented in the line graph.

                          AVERAGE ANNUAL TOTAL RETURN
                                 1-YEAR          5-YEAR         10-YEAR
     Dividend Achievers:
       Full Sales Charge          13.13%         18.62%         14.39%
       Net Asset Value            19.40%         19.90%         15.01%

                         Principal Preservation
      Date               Dividend Achievers Portfolio        S&P 100 Index
     12/31/88                     $9,475                       $10,000
     1/31/89                      $9,854                       $10,732
     2/28/89                      $9,721                       $10,465
     3/31/89                      $9,927                       $10,709
     4/28/89                     $10,214                       $11,265
     5/31/89                     $10,624                       $11,721
     6/30/89                     $10,570                       $11,654
     7/31/89                     $11,367                       $12,706
     8/31/89                     $11,377                       $12,955
     9/30/89                     $11,332                       $12,902
     10/31/89                    $10,897                       $12,603
     11/30/89                    $11,052                       $12,860
     12/31/89                    $11,322                       $13,169
     1/31/90                     $10,652                       $12,285
     2/28/90                     $10,690                       $12,443
     3/31/90                     $10,865                       $12,773
     4/30/90                     $10,582                       $12,455
     5/31/90                     $11,461                       $13,669
     6/30/90                     $11,588                       $13,577
     7/31/90                     $11,520                       $13,534
     8/31/90                     $10,597                       $12,311
     9/30/90                     $10,184                       $11,711
     10/31/90                    $10,204                       $11,661
     11/30/90                    $10,925                       $12,414
     12/31/90                    $11,433                       $12,760
     1/31/91                     $11,900                       $13,316
     2/28/91                     $12,725                       $14,268
     3/31/91                     $13,411                       $14,613
     4/30/91                     $13,371                       $14,648
     5/31/91                     $14,020                       $15,279
     6/30/91                     $13,391                       $14,579
     7/31/91                     $13,943                       $15,258
     8/31/91                     $14,264                       $15,620
     9/30/91                     $13,948                       $15,359
     10/31/91                    $14,411                       $15,565
     11/30/91                    $13,907                       $14,938
     12/31/91                    $15,831                       $16,647
     1/31/92                     $15,330                       $16,337
     2/29/92                     $15,244                       $16,549
     3/31/92                     $14,988                       $16,226
     4/30/92                     $15,042                       $16,703
     5/31/92                     $14,999                       $16,785
     6/30/92                     $14,528                       $16,535
     7/31/92                     $15,236                       $17,211
     8/31/92                     $15,182                       $16,858
     9/30/92                     $15,214                       $17,057
     10/30/92                    $15,687                       $17,117
     11/30/92                    $16,289                       $17,701
     12/31/92                    $16,324                       $17,919
     1/31/93                     $15,969                       $18,070
     2/28/93                     $15,808                       $18,319
     3/31/93                     $16,215                       $18,706
     4/30/93                     $15,446                       $18,253
     5/31/93                     $15,572                       $18,742
     6/30/93                     $15,514                       $18,796
     7/31/93                     $15,273                       $18,721
     8/31/93                     $15,653                       $19,431
     9/30/93                     $15,539                       $19,281
     10/30/93                    $15,839                       $19,680
     11/30/93                    $15,342                       $19,493
     12/31/93                    $15,505                       $19,729
     1/31/94                     $15,852                       $20,400
     2/28/94                     $15,598                       $19,847
     3/31/94                     $14,895                       $18,982
     4/30/94                     $15,162                       $19,196
     5/31/94                     $15,487                       $19,511
     6/30/94                     $15,226                       $19,033
     7/31/94                     $15,633                       $19,657
     8/31/94                     $16,006                       $20,463
     9/30/94                     $15,522                       $19,962
     10/31/94                    $15,802                       $20,411
     11/30/94                    $15,452                       $19,668
     12/31/94                    $15,696                       $19,959
     1/31/95                     $15,779                       $20,476
     2/28/95                     $16,206                       $21,273
     3/31/95                     $16,539                       $21,901
     4/30/95                     $17,229                       $22,545
     5/31/95                     $17,681                       $23,445
     6/30/95                     $17,905                       $23,989
     7/31/95                     $18,430                       $24,783
     8/31/95                     $18,334                       $24,845
     9/30/95                     $19,060                       $25,893
     10/31/95                    $19,575                       $25,800
     11/30/95                    $20,317                       $26,933
     12/31/95                    $20,669                       $27,453
     1/31/96                     $21,632                       $28,386
     2/29/96                     $21,839                       $28,650
     3/31/96                     $21,835                       $28,925
     4/30/96                     $22,152                       $29,350
     5/31/96                     $22,530                       $30,107
     6/30/96                     $22,937                       $30,221
     7/31/96                     $22,203                       $28,885
     8/31/96                     $22,399                       $29,494
     9/30/96                     $23,859                       $31,155
     10/31/96                    $24,104                       $32,015
     11/30/96                    $25,745                       $34,435
     12/31/96                    $25,168                       $33,753
     1/31/97                     $26,765                       $35,859
     2/28/97                     $27,180                       $36,142
     3/31/97                     $25,789                       $34,660
     4/30/97                     $27,352                       $36,726
     5/31/97                     $28,322                       $38,961
     6/30/97                     $29,607                       $40,706
     7/31/97                     $31,296                       $43,942
     8/31/97                     $28,876                       $41,486
     9/30/97                     $30,375                       $43,753
     10/31/97                    $29,959                       $42,296
     11/30/97                    $31,512                       $44,250
     12/31/97                    $32,181                       $45,009
     1/31/98                     $32,885                       $45,506
     2/28/98                     $35,152                       $48,786
     3/31/98                     $36,164                       $51,282
     4/30/98                     $36,317                       $51,798
     5/31/98                     $35,087                       $50,909
     6/30/98                     $35,959                       $52,975
     7/31/98                     $35,241                       $52,412
     8/31/98                     $30,113                       $44,844
     9/30/98                     $32,228                       $47,717
     10/31/98                    $34,743                       $51,445
     11/30/98                    $37,027                       $54,562
     12/31/98                    $38,424                       $57,704

Past performance is not predictive of future performance.

S&P 500 INDEX

  The S&P 500 Index is a broad based stock index representing, based upon market capitalization, the 500 largest companies in the United States. The Index does not adjust for any sales charges or other fees and expenses which you would incur if you attempted to replicate the Index.

DIVIDEND ACHIEVERS PORTFOLIO

  The 1998 total return on the net assets of the Dividend Achievers Portfolio was 19.40%, compared to the S&P 500 of 28.58% and the Lipper Analytical Growth and Income Funds Average of 15.61%. As was the case in 1997, managed equity portfolios had a difficult time beating the major market indices.

  The Dividend Achievers Portfolio got off to a strong start in the first half of 1998, but faded due primarily to two factors (1) a weakness in the fund's technology holdings and (2) a handful of significant stock declines such as Compaq and Intel, who informed investors that they expected earnings growth rates to slow. During the second quarter, the communications, energies and utilities sectors provided positive returns while consumer cyclicals, financial and technology trailed the benchmark sector performance.

  During the second half of 1998, especially in the fourth quarter, the market was dominated by the recoveries of technology stocks. While the portfolio held positions in stocks such as Texas Instruments, Xerox and Intel, the nature of the investment objective and investment program limited how much it could invest in this sector. The portfolio was also hurt by investments in Mattel, Newell and 3M. Mattel continued to experience softness in sales of its major toy lines, Newell's weakness can be attributed to concerns about its ability to integrate the Rubbermaid acquisition. 3M's results were affected by the strong dollar and economic weakness in some overseas markets. The manager's took gains on both General Electric and Federal National Mortgage Association, in order to keep each of the positions at or below 5% of the portfolio.

  The managers intend to maintain their investment style of buying companies with above average dividend and earnings growth relative to the S&P 500 and with strong balance sheets. As a result, they believe that, while the portfolio may under perform in up markets, the stocks with the above average growth rates will perform better in a slower market.

SELECT VALUE PORTFOLIO

  Shown below is a comparison of a $10,000 investment in the Select Value Portfolio Class A Shares versus the Russell 2000 Index. The graph reflects a deduction from the amount invested for the applicable sales charge. Class B Shares of the Select Value Portfolio began on July 27, 1998 and its results are not presented in the line graph.

                          AVERAGE ANNUAL TOTAL RETURN

                                1-YEAR   SINCE INCEPTION 8/23/94
     Select Value:
       Full Sales Charge        (11.30)%         12.03%
       Net Asset Value           (6.38)%         13.42%

                         Principal Preservation             Russell 2000
      Date               Select Value Portfolio                 Index
     8/23/94*<F25>                $9,475                       $10,000
     8/31/94                      $9,474                       $10,232
     9/30/94                      $9,365                       $10,184
     10/31/94                     $9,157                       $10,141
     11/30/94                     $8,800                        $9,712
     12/31/94                     $9,005                        $9,956
     1/31/95                      $8,755                        $9,816
     2/28/95                      $9,044                       $10,203
     3/31/95                      $9,220                       $10,370
     4/30/95                      $9,210                       $10,585
     5/31/95                      $9,360                       $10,746
     6/30/95                      $9,613                       $11,279
     7/31/95                     $10,247                       $11,920
     8/31/95                     $10,408                       $12,142
     9/30/95                     $10,704                       $12,344
     10/31/95                    $10,401                       $11,782
     11/30/95                    $10,764                       $12,272
     12/31/95                    $10,878                       $12,565
     1/31/96                     $11,102                       $12,542
     2/29/96                     $11,421                       $12,922
     3/31/96                     $11,452                       $13,078
     4/30/96                     $12,209                       $13,477
     5/31/96                     $12,551                       $13,659
     6/30/96                     $12,232                       $13,455
     7/31/96                     $11,453                       $12,547
     8/31/96                     $12,114                       $13,271
     9/30/96                     $12,521                       $13,850
     10/31/96                    $12,799                       $13,891
     11/30/96                    $13,472                       $14,672
     12/31/96                    $13,777                       $14,688
     1/31/97                     $13,928                       $15,239
     2/28/97                     $13,676                       $15,114
     3/31/97                     $13,162                       $14,472
     4/30/97                     $13,400                       $14,847
     5/31/97                     $14,656                       $16,145
     6/30/97                     $15,774                       $16,599
     7/31/97                     $16,590                       $18,241
     8/31/97                     $16,866                       $18,219
     9/30/97                     $18,152                       $19,266
     10/31/97                    $17,396                       $18,428
     11/30/97                    $17,371                       $18,701
     12/31/97                    $17,526                       $19,426
     1/31/98                     $17,511                       $19,130
     2/28/98                     $19,021                       $20,564
     3/31/98                     $19,733                       $21,428
     4/30/98                     $19,951                       $21,546
     5/31/98                     $19,094                       $20,390
     6/30/98                     $18,615                       $20,448
     7/31/98                     $17,613                       $18,778
     8/31/98                     $14,419                       $15,137
     9/30/98                     $15,333                       $16,308
     10/31/98                    $15,333                       $16,977
     11/30/98                    $16,292                       $17,873
     12/31/98                    $16,408                       $18,989

*<F25> August 23, 1994 inception date.
Past performance is not predictive of future performance.

RUSSELL 2000 INDEX

  Russell 2000 Index is a broad stock index made up of 2000 small market capitalization companies. The Index tracks the general stock market performance of 2000 small market capitalization companies. The Index results do not include any sales charges or any other fees you would incur if you attempted to replicate the Index.

SELECT VALUE PORTFOLIO

  The 1998 total return on the net asset value of the Select Value Portfolio was -6.4%, compared to the Russell 2000 return of -2.6%.

  As measured by the Russell 2000 Index and the S&P 500 Index, small company stocks under performed large company stocks during the year. While the Russell 2000 Index ended the year nearly unchanged, there was enormous volatility during the year. Small stocks began the year with a nice advance, only to fall nearly 40% from their peak in April to their trough in October. The reductions in the short term interest rates by the Fed helped the Russell 2000 Index recover to near even at year end. Within the small cap market, growth stock investors experienced better returns and were helped by technology, health care and consumer stocks. Financial, energy and economically sensitive stocks hurt value investors. In general, the slowdown of the economic growth that occurred in 1998 caused problems for value investors.

  After a strong first quarter, the portfolio's performance slipped relative to its benchmark during the second quarter. In addition to sharp declines in small company stocks generally, deterioration of corporate fundamentals in some of the companies selected by the Advisors caused underperformance relative to the Russell 2000 in the second quarter. In the third quarter, weakening corporate profits combined with fears regarding economic meltdowns around the world led investors to run from small cap stocks. Nonetheless, performance results for the portfolio were slightly better than key benchmarks in the very difficult third period. In the fourth quarter stocks came roaring back, but small cap value names generally did not keep pace, causing the portfolio to rise moderately but lag the Russell 2000 Index for both the final quarter and the year.

  Consumer discretionary and financial services stocks were the most heavily weighted sectors in the portfolio for both the fourth quarter and for the year. The Advisors increased holdings in consumer-related stocks, during the course of the year, as consumer spending trends appeared solid and the Advisors discovered numerous companies that possessed the combination of good growth prospects and low valuation. The portfolio's performance in this important sector was positive, but only modestly for the quarter, and saw single digit declines over the 12-month period. Investor fears regarding possible weak holiday shopping held back the performance of many retail and apparel stocks. In addition, clouded corporate announcements regarding near-term profit outlook hurt several of the portfolio's consumer stocks in the fourth quarter. Thus both the heavy stock weighting and sub-par stock selection held back performance. The Advisors remain confident that the consumer discretionary sector is healthy and that the portfolio's stocks hold exciting prospects.

  Financial service stocks accounted for over 25% of the portfolio at year-end. The combination of solid profit growth outlooks and very reasonable valuations were plentiful in this sector. Returns, however, for this area in the fourth quarter were also only modestly positive and over the 12-month period produced single digit declines. This was surprising considering the low levels of inflation, reasonable loan demand, and a backdrop of multiple interest rate cuts by the Federal Reserve. Based on good growth outlooks and low valuations, the Advisors remain optimistic over the prospects these stocks offer.

  Technology issues represented about 15% of the portfolio at the end of the quarter and were strong performers in the quarter, with the portfolio's holdings returning over 25%. A number of these stocks rebounded strongly from deep drops in the third quarter. Generally, technology firms saw business strengthen modestly after being weak for much of the year.


PSE TECH 100 INDEX PORTFOLIO

  Shown below is a comparison of a $10,000 investment in the PSE Tech 100 Index Portfolio Class A Shares versus the Pacific Stock Exchange Technology Stock Index. The graph reflects a deduction from the amount invested for the applicable sales charge. Class B Shares of the PSE Tech 100 Index Portfolio began on July 27, 1998 and its results are not presented in the line graph.

                          AVERAGE ANNUAL TOTAL RETURN

                                            SINCE INCEPTION
                                 1-YEAR         6/10/96
 PSE Tech 100 Index:
       Full Sales Charge          45.90%         29.22%
       Net Asset Value            53.98%         31.97%

                       Principal Preservation PSE      Pacific Stock Exchange
      Date              Tech 100 Index Portfolio       Technology Stock Index
     6/10/96*<F26>                $9,479                       $10,000
     6/30/96                      $8,976                        $9,506
     7/31/96                      $8,303                        $8,775
     8/31/96                      $8,825                        $9,315
     9/30/96                      $9,626                       $10,157
     10/31/96                     $9,483                       $10,005
     11/30/96                    $10,755                       $11,362
     12/31/96                    $10,492                       $11,095
     1/31/97                     $11,584                       $12,267
     2/28/97                     $11,096                       $11,750
     3/31/97                     $10,476                       $11,096
     4/30/97                     $10,828                       $11,477
     5/31/97                     $12,136                       $12,865
     6/30/97                     $12,208                       $12,956
     7/31/97                     $14,075                       $14,956
     8/31/97                     $14,056                       $14,937
     9/30/97                     $14,529                       $15,444
     10/31/97                    $12,993                       $13,858
     11/30/97                    $13,032                       $13,897
     12/31/97                    $12,522                       $13,361
     1/31/98                     $13,038                       $13,908
     2/28/98                     $14,625                       $15,615
     3/31/98                     $14,877                       $15,923
     4/30/98                     $15,453                       $16,544
     5/31/98                     $14,230                       $16,236
     6/30/98                     $14,877                       $15,936
     7/31/98                     $14,837                       $15,896
     8/31/98                     $12,056                       $12,917
     9/30/98                     $13,745                       $14,745
     10/31/98                    $15,292                       $16,418
     11/30/98                    $16,981                       $18,241
     12/31/98                    $19,282                       $20,727

*<F26> June 10, 1996 inception date.
Past performance is not predictive of future performance.

PACIFIC STOCK EXCHANGE TECHNOLOGY STOCK INDEX

  The Pacific Stock Exchange Technology Stock Index consists of 100 common stocks of companies in 15 different industries. The Index results do not include any sales charges or any other fees you would incur if you attempted to replicate the Index.

PSE TECH 100 INDEX PORTFOLIO

  The 1998 total return on the net asset value of the PSE Tech 100 Index Portfolio was 54.10%, compared to the PSE Index return of 55.12%. The 1998 total return continued to out perform the S&P 500 Index return of 28.21%. The net assets increased from approximately $27,100,000 at December 31, 1997 to $72,700,000 at December 31, 1998.

  During the course of the year, the technology portfolio enjoyed strong performance relative to the S&P 500 return. For most of the year, investors favored larger well-capitalized technology companies over small start-up technology issues. However, towards the close of the first quarter, volatility increased in the technology sector. Following Intel's cautionary earnings outlook in March, other technology companies also announced concerns regarding their near-term outlook for both revenue growth and earnings. At the end of April, the Department of Justice along with 11 states Attorney Generals filed suit against Microsoft alleging anticompetitive market behavior and violation of U.S. antitrust laws.

  For most of the third quarter, technology suffered from worldwide developments that began in the summer months. International and political implosions acted as catalysts for the general sell-off in U.S. common stocks (especially those outside of the largest companies) and the flight to quality found in the domestic government bond markets. Technology's image as a higher risk sector did not bode well for the performance of most companies, even the larger blue chip companies in the PSE Tech 100 Index. Although some companies like Dell showed strong earnings growth rates, continued downgrades by many Wall Street analysts overwhelmed any possibility of reversal for the sector.

  During the fourth quarter, technology stocks rebounded dramatically. Fueled by the reduction in interest rates and companies such as Intel handily beating analysts' earnings expectations, the sector enjoyed four consecutive double digit monthly gains to close the year. Consumer demand for personal computers exploded during the fourth quarter, causing stock prices of manufacturers of PC's and peripheral equipment to jump significantly in price. America Online ascended during the last quarter as it reported blockbuster earnings and was added to the S&P 500 Index. Internet "concept" stocks took center stage in December as many IPO's of this type of company were bought up in a matter of days, if not hours.

  The Portfolio Manager believes the strong U.S. domestic economy along with the need for continued European technology spending should buffer the sector against any performance free fall. The variance of the portfolio's performance compared to the index is due to fund expenses and a slight underperformance of the portfolio's PSE futures contracts.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock of each of six portfolios of Principal Preservation Portfolios, Inc. outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

                                                                                  TAX-EXEMPT PORTFOLIO
                                                           -------------------------------------------------------------------
                                                                            For the years ended December 31,
                                                           -------------------------------------------------------------------
                                                            1998           1997           1996           1995           1994
                                                           -------        -------        -------       --------       --------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.....................   $9.52          $9.30         $ 9.39         $ 8.36         $ 9.41
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...............................     .37            .41            .43            .45            .45
     Net realized and unrealized gains
       (losses) on investments...........................    .03            .44           (.09)          1.03          (1.05)
                                                            -----          -----          -----          -----          -----
     TOTAL FROM INVESTMENT OPERATIONS....................    .40            .85            .34           1.48           (.60)
                                                            -----          -----          -----          -----          -----
LESS DISTRIBUTIONS:
     Dividends from net investment income................   (.37)          (.41)          (.43)          (.45)          (.45)
     Distributions from net realized
       gains on investments..............................   (.31)          (.22)             --             --             --
                                                            -----          -----          -----          -----          -----
     TOTAL DISTRIBUTIONS.................................   (.68)          (.63)          (.43)          (.45)          (.45)
                                                            -----          -----          -----          -----          -----
NET ASSET VALUE, END OF PERIOD...........................  $ 9.24         $ 9.52         $ 9.30         $ 9.39         $ 8.36
                                                            -----          -----          -----          -----          -----
                                                            -----          -----          -----          -----          -----
TOTAL RETURN*<F1>........................................    4.3%           9.4%           3.8%          18.1%         (6.4)%
RATIOS/SUPPLEMENTAL  DATA:
Net assets, end of period (to nearest thousand).......... $54,914        $60,252        $66,310        $56,443        $55,492
Ratio of net expenses to average net assets..............   1.1%           1.1%           1.1%+<F2>      1.0%+<F2>      1.0%
Ratio of net investment  income to average net assets....   3.9%           4.4%           4.7%+<F2>      4.9%+<F2>      5.2%
Portfolio turnover rate..................................  236.7%         209.2%         163.1%         105.9%          36.1%
----------------------

*<F1>     The Fund's sales charge is not reflected in total return as set forth in the table.
+<F2>     Reflects a voluntary reimbursement of fund expenses of 0.1% in 1996 and 0.01% in 1995, respectively.

                                                                                  GOVERNMENT PORTFOLIO
                                                           -------------------------------------------------------------------
                                                                            For the years ended December 31,
                                                           -------------------------------------------------------------------
                                                            1998           1997           1996           1995           1994
                                                           -------        -------        -------       --------       --------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.....................   $9.28          $9.20         $ 9.64         $ 8.84         $ 9.98
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...............................     .55            .63            .64            .61            .61
     Net realized and unrealized gains
       (losses) on investments...........................    .27            .08           (.44)           .80          (1.14)
                                                            -----          -----          -----          -----          -----
     TOTAL FROM INVESTMENT OPERATIONS...................     .82            .71            .20           1.41           (.53)
                                                            -----          -----          -----          -----          -----
LESS DISTRIBUTIONS:
     Dividends from net  investment income...............   (.55)          (.63)          (.64)          (.61)          (.61)
     Distributions from net realized gains on investments      --             --             --             --             --
                                                            -----          -----          -----          -----          -----
     TOTAL DISTRIBUTIONS.................................   (.55)          (.63)          (.64)          (.61)          (.61)
                                                            -----          -----          -----          -----          -----
NET ASSET VALUE, END OF PERIOD...........................  $ 9.55         $ 9.28         $ 9.20         $ 9.64         $ 8.84
                                                            -----          -----          -----          -----          -----
                                                            -----          -----          -----          -----          -----
TOTAL RETURN*<F3>........................................    9.1%           8.1%           2.3%          16.3%         (5.4)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand).......... $40,088        $40,683        $44,920        $49,319        $47,324
Ratio of net expenses to average net assets..............   1.2%           1.1%+<F4>      1.1%+<F4>      1.1%+<F4>      1.1%
Ratio of net investment income to average net assets.....   5.9%           7.0%+<F4>      7.0%+<F4>      6.5%+<F4>      6.6%
Portfolio turnover rate..................................   87.7%          78.6%          36.9%          68.2%         106.1%
------------------------

*<F3>     The Fund's sales charge is not reflected in total return as set forth in the table.
+<F4>     Reflects a voluntary reimbursement of fund expenses of 0.04% in 1997, 0.04% in 1996 and 0.02% in 1995, respectively.

                                                                                S&P 100 PLUS PORTFOLIO
                                                   -------------------------------------------------------------------------------
                                                       For the
                                                     period from
                                                    July 27, 1998
                                                    (commencement                    For the years ended December 31,
                                                  of operations) to      --------------------------------------------------------
                                                  December 31, 1998       1998         1997         1996           1995      1994
                                                  ----------------       -------     -------       -------        -------   -------
                                                       Class B           Class A
                                                       Shares            Shares
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................   $33.13            $27.04       $22.08       $19.53         $14.95    $15.04
INCOME FROM
  INVESTMENT OPERATIONS:
    Net investment income ..........................      .01               .20          .26          .29            .25       .25
    Net realized and unrealized gains
      (losses) on investments ......................     2.43              8.51         5.63        4.07           5.21      (.09)
                                                        -----             -----        -----        -----          -----     -----
    TOTAL FROM INVESTMENT OPERATIONS ..............      2.44              8.71         5.89         4.36           5.46       .16
                                                        -----             -----        -----        -----          -----     -----
LESS DISTRIBUTIONS:
    Dividends from net investment income ...........     (.01)             (.20)        (.26)       (.29)          (.25)     (.25)
    Distributions from net realized
      gains on investments .........................     (.59)             (.59)        (.65)      (1.52)          (.63)        --
    Distributions in excess of net realized gains ..     (.06)             (.06)        (.02)          --             --        --
                                                        -----             -----        -----        -----          -----     -----
    TOTAL DISTRIBUTIONS ............................     (.66)             (.85)        (.93)      (1.81)          (.88)     (.25)
                                                        -----             -----        -----        -----          -----     -----
NET ASSET VALUE, END OF PERIOD......................   $34.91            $34.90       $27.04       $22.08         $19.53    $14.95
                                                        -----             -----        -----        -----          -----     -----
                                                        -----             -----        -----        -----          -----     -----
TOTAL RETURN**<F6>..................................     7.4%             32.3%        26.8%        22.4%          36.7%      1.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand).....   $6,123          $160,190     $105,738      $77,517        $57,062   $40,034
Ratio of net expenses to average net assets.........     1.3%*<F5>+<F7>    0.9%+<F7>    0.9%+<F7>   1.0%+<F7>      1.2%       1.2%
Ratio of net investment
  income to average net assets......................       --*<F5>         0.6%+<F7>    1.0%+<F7>   1.4%+<F7>      1.4%       1.7%
Portfolio turnover rate.............................    10.2%             10.2%        17.0%         8.0%           3.5%      1.0%
---------------------

   *<F5>  Annualized.
  **<F6>  The Fund's sales charge is not reflected in total return as set forth in the table.
   +<F7>  Reflects a voluntary reimbursement of fund expenses of 0.03% in Class B Shares and 0.07% in Class A Shares in 1998, 0.11%
          in 1997 and 0.01% in 1996, respectively.

                                                                             DIVIDEND ACHIEVERS PORTFOLIO
                                                   -------------------------------------------------------------------------------
                                                       For the
                                                     period from
                                                    July 27, 1998
                                                    (commencement                    For the years ended December 31,
                                                  of operations) to      --------------------------------------------------------
                                                  December 31, 1998       1998         1997         1996           1995      1994
                                                  ----------------       -------     -------       -------        -------   -------
                                                       Class B           Class A
                                                       Shares            Shares
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................   $28.48            $25.13       $20.01       $16.97         $13.24    $13.40
INCOME FROM
  INVESTMENT OPERATIONS:
    Net investment income ..........................      .01               .07          .13          .14            .18       .18
    Net realized and unrealized gains
       (losses) on investments .....................     1.39              4.80         5.43        3.54           3.99      (.02)
                                                        -----             -----        -----        -----          -----     -----
    TOTAL FROM INVESTMENT OPERATIONS ...............     1.40              4.87         5.56         3.68           4.17       .16
                                                        -----             -----        -----        -----          -----     -----
LESS DISTRIBUTIONS:
    Dividends from net investment income ...........     (.01)             (.07)        (.13)       (.14)          (.18)     (.18)
    Distributions from net realized
      gains on investments .........................    (2.01)            (2.01)        (.31)       (.50)          (.26)     (.14)
                                                        -----             -----        -----        -----          -----     -----
    TOTAL DISTRIBUTIONS ............................    (2.02)            (2.08)        (.44)       (.64)          (.44)     (.32)
                                                        -----             -----        -----        -----          -----     -----
NET ASSET VALUE, END OF PERIOD......................   $27.86            $27.92       $25.13       $20.01         $16.97    $13.24
                                                        -----             -----        -----        -----          -----     -----
                                                        -----             -----        -----        -----          -----     -----
TOTAL RETURN**<F9>..................................     4.9%             19.4%        27.9%        21.8%          31.7%      1.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand).....     $338           $44,219      $39,565      $30,504        $25,393   $20,231
Ratio of net expenses to average net assets.........     1.7%*<F8>+<F10>   1.3%+<F10>   1.2%+<F10>  1.2%+<F10>     1.3%+<F10> 1.5%
Ratio of net investment income to average net assets       --*<F8>         0.2%+<F10>   0.6%+<F10>  0.8%+<F10>     1.2%+<F10> 1.3%
Portfolio turnover rate.............................    11.9%             11.9%        11.9%        13.1%          28.2%     36.5%
---------------------------

   *<F8>  Annualized.
  **<F9>  The Fund's sales charge is not reflected in total return as set forth in the table.
  +<F10>  Reflects a voluntary reimbursement of fund expenses of 0.06% in Class B Shares and 0.02% in Class A Shares in 1998, 0.1%
          in 1997, 0.1% in 1996 and 0.2% in 1995, respectively.

                                                                  SELECT VALUE PORTFOLIO
                              -----------------------------------------------------------------------------------------------
                                 For the                                                                         For the
                               period from                                                                     period from
                              July 27, 1998                                                                  August 23, 1994
                              (commencement                     For the years ended December 31,              (commencement
                            of operations) to         ----------------------------------------------------  of operations) to
                            December 31, 1998         1998            1997           1996           1995     December 31, 1994
                            ----------------         -------         -------        -------        -------   ----------------
                                 Class B             Class A
                                 Shares              Shares
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF PERIOD.........    $12.32              $12.07         $10.97         $10.21        $  9.03        $  9.55
INCOME FROM
  INVESTMENT OPERATIONS:
  Net investment income ......        --                  --            .01            .04            .14            .04
  net realized and unrealized
    gains (losses)
    on investments ...........    (1.05)               (.77)          2.93           2.68           1.73           (.51)
                                  ------              ------         ------         ------         ------         ------
  TOTAL FROM INVESTMENT
    OPERATIONS ...............    (1.05)               (.77)          2.94           2.72           1.87           (.47)
                                  ------              ------         ------         ------         ------         ------
LESS DISTRIBUTIONS:
  DIVIDENDS FROM NET
    Investment income ........        --                  --          (.01)          (.04)          (.14)          (.03)
  distributions from net realized
    gains on investments .....        --                  --         (1.83)         (1.92)          (.43)          (.01)
  distributions in excess of net
    realized gains on investments     --                  --             --             --          (.12)             --
  book return of capital .....        --                  --             --             --             --          (.01)
                                  ------              ------         ------         ------         ------         ------
  TOTAL DISTRIBUTIONS ........        --                  --         (1.84)         (1.96)          (.69)          (.05)
                                  ------              ------         ------         ------         ------         ------
NET ASSET VALUE,
  END OF PERIOD...............    $11.27              $11.30         $12.07         $10.97         $10.21        $  9.03
                                  ------              ------         ------         ------         ------         ------
                                  ------              ------         ------         ------         ------         ------
TOTAL RETURN**<F12>...........    (8.5)%              (6.4)%          27.2%          26.7%          20.8%         (5.0)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (to nearest thousand).......    $1,012             $10,520         $8,497         $4,829         $3,445         $1,935
Ratio of net expenses to
  average net assets..........     1.7%*<F11>+<F13>    1.3%+<F13>     1.1%+<F13>     1.0%+<F13>     0.8%+<F13>     0.8%*<F11>+<F13>
Ratio of net investment
  income to average net assets       --*<F11>             --          0.1%+<F13>     0.3%+<F13>     1.4%+<F13>     1.1%*<F11>+<F13>
Portfolio turnover rate.......    110.0%              110.0%          82.5%         122.2%         124.3%          20.2%
--------------------
*<F11>    Annualized.
**<F12>   The Fund's sales charge is not reflected in total return as set forth in the table.
+<F13>    Reflects a voluntary reimbursement of fund expenses of 0.5% in Class B Shares and 0.5% in Class a Shares in 1998, 1.0% in
          1997, 1.4% in 1996, 2.5% in 1995 and 0.4% in 1994, respectively.

                                                                         PSE TECH 100 INDEX PORTFOLIO
                                                ------------------------------------------------------------------------------
                                                For the period from                                         For the period from
                                                   July 27, 1998                                               June 10, 1996
                                                   (commencement             For the years ended               (commencement
                                                 of operations) to         -----------------------           of operations) to
                                                 December 31, 1998         1998                1997          December 31, 1996
                                                 ----------------         ------               -----         -----------------
                                                      Class B             Class A
                                                      Shares              Shares
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.............     $14.94              $12.39              $10.76             $10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................        .01                 .01                 .04                .03
 Net realized and unrealized gains
   on investments ...............................       4.07                6.68                2.04               1.03
                                                      ------              ------              ------             ------
 TOTAL FROM INVESTMENT OPERATIONS ...............       4.08                6.69                2.08               1.06
                                                      ------              ------              ------             ------
LESS DISTRIBUTIONS:
 Dividends from net investment income ...........      (.01)               (.01)               (.04)               (.03)
 Distributions from net realized gains
   on investments ...............................      (.60)               (.60)               (.38)               (.24)
 Distributions in excess of net realized gains ..      (.02)               (.02)               (.03)               (.03)
                                                      ------              ------              ------             ------
 TOTAL DISTRIBUTIONS ............................      (.63)               (.63)               (.45)               (.30)
                                                      ------              ------              ------             ------
NET ASSET VALUE, END OF PERIOD...................     $18.39              $18.45              $12.39             $10.76
                                                      ------              ------              ------             ------
                                                      ------              ------              ------             ------
TOTAL RETURN**<F15>................................... 27.2%               54.0%               19.4%              10.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand)..     $6,559             $72,724             $27,144             $6,004
Ratio of net expenses to average net assets......      1.2%*<F14>+<F16>    0.6%                0.2%+<F16>            --*<F14>+<F16>
Ratio of net investment income to average
  net assets.....................................        --*<F14>             --               0.3%+<F16>          0.7%*<F14>+<F16>
Portfolio turnover rate..........................      25.4%               25.4%               22.0%               3.0%
--------------------
  *<F14>  Annualized.
 **<F15>  The Fund's sales charge is not reflected in total return as set forth in the table.
  +<F16>  Reflects a voluntary reimbursement of fund expenses of 0.3% in Class B Shares and 0.5% in Class A Shares in 1998, 1.1%  in
          1997 and 3.3% in 1996.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                                 BALANCE SHEETS
                               DECEMBER 31, 1998

                                                                  S&P 100        DIVIDEND        SELECT     PSE TECH 100
                                   TAX-EXEMPT     GOVERNMENT        PLUS         ACHIEVERS       VALUE         INDEX
                                   -----------   -----------     ----------      ---------     ---------    ------------
ASSETS:
Investments:
  Cost basis of investments ....  $54,967,076    $38,758,756  $  85,701,563    $20,454,352   $ 10,837,547    $52,423,185
                                   ----------     ----------     ----------     ----------     ----------     ----------
                                   ----------     ----------     ----------     ----------     ----------     ----------
  Long-term investments
    in securities ..............  $54,478,100    $39,276,104   $164,154,291    $42,738,893   $ 10,881,495    $70,625,030
  Short-term investments .......      523,000        230,000      1,963,000      2,094,000        623,000      1,116,000
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Total investments (See
       Schedule of Investments).   55,001,100     39,506,104    166,117,291     44,832,893     11,504,495     71,741,030
Cash ........................             973            865            715            689            563            160
Receivables:
  Capital shares sold ..........           --          3,692        761,430         12,658         44,629        765,062
  Dividends and interest .......      736,759        718,120        190,547         55,491          9,939         26,595
  Investments sold .............           --             --      1,987,560             --         77,658        569,170
  Margin variation  ............           --             --          5,950             --             --          6,000
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Total receivables..........      736,759        721,812      2,945,487         68,149        132,226      1,366,827
Other assets....................        4,626          3,136         10,451          3,433          2,625         11,652
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Total assets...............  $55,743,458    $40,231,917   $169,073,944    $44,905,164    $11,639,909    $73,119,669
                                   ----------     ----------     ----------     ----------     ----------     ----------
                                   ----------     ----------     ----------     ----------     ----------     ----------
LIABILITIES:
Payables:
  Capital shares redeemed ......   $  180,084      $   9,304     $   25,238      $   4,592     $    1,124     $   26,599
  Distributions to shareholders       562,407         64,093        247,792        273,800             --        323,201
  Management fees ..............       26,932         20,373         54,376         27,128          7,104         24,728
  Other accrued expenses .......       58,624         50,463        115,892         42,828         15,145         21,228
  Investments purchased ........           --             --      2,317,535             --         84,673             --
  Other liabilities ............        1,198             --             --             --             --             --
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Total liabilities..........      829,245        144,233      2,760,833        348,348        108,046        395,756
                                   ----------     ----------     ----------     ----------     ----------     ----------
NET ASSETS:
Capital stock...................   54,867,277     41,456,751     86,254,963     20,177,837     11,298,662     53,583,406
Undistributed net investment income        --          4,329          9,452            392             --             --
Undistributed net realized gains
  (losses) on investments.......       12,912     (2,120,744)            --             46       (433,747)            --
Accumulated distributions
  in excess of net realized
  gains on investments..........           --             --       (367,032)            --             --       (177,338)
Net unrealized appreciation
  on investments................       34,024        747,348     80,415,728     24,378,541        666,948     19,317,845
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Total net assets...........   54,914,213     40,087,684    166,313,111     44,556,816     11,531,863     72,723,913
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Total liabilities and
        net assets..............  $55,743,458    $40,231,917   $169,073,944    $44,905,164    $11,639,909    $73,119,669
                                   ----------     ----------     ----------     ----------     ----------     ----------
                                   ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE...............   $    9.24       $   9.55
                                   ----------     ----------
MAXIMUM OFFERING PRICE PER SHARE    $   9.58   $       9.90
                                   ----------     ----------
                                   ----------     ----------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PROCEEDS PER SHARE
Class A:
  Net asset value .............. ...........................   $160,190,405    $44,218,449    $10,519,884    $66,164,547
  Shares outstanding ........... ...........................      4,589,364      1,583,829        931,156      3,586,552
  Redemption price per share ... ...........................    $    34.90      $   27.92      $   11.30      $   18.45
                                                                 ----------     ----------     ----------     ----------
                                                                 ----------     ----------     ----------     ----------
  Maximum offering price per share .........................    $    36.83     $    29.47     $    11.93     $    19.47
                                                                 ----------     ----------     ----------     ----------
                                                                 ----------     ----------     ----------     ----------
Class B:
  Net asset value .............. ...........................     $6,122,706      $ 338,367     $1,011,979    $ 6,559,366
  Shares outstanding ........... ...........................        175,393         12,145         89,822        356,643
  Offering and redemption price per share ..................     $   34.91      $   27.86      $   11.27     $    18.39
                                                                 ----------     ----------     ----------     ----------
                                                                 ----------     ----------     ----------     ----------
The accompanying notes to financial statements are an integral part of these statements.

                                              PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                  S&P 100        DIVIDEND        SELECT     PSE TECH 100
                                   TAX-EXEMPT     GOVERNMENT        PLUS         ACHIEVERS       VALUE         INDEX
                                   -----------   -----------     ----------      ---------     ---------    ------------
INVESTMENT INCOME:
Dividends.......................  $        --     $       --     $1,815,291      $ 577,486     $   76,614    $   168,906
Interest........................    2,936,646      2,814,147        136,113         60,609         52,671         52,822
Miscellaneous income............           --             --             --             --             --         36,009
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Total investment
       income...................    2,936,646      2,814,147      1,951,404        638,095        129,285        257,737
                                   ----------     ----------     ----------     ----------     ----------     ----------
EXPENSES:
Investment advisory fees........      341,777        240,128        558,044        312,503         78,515        216,619
Custodian fees..................       15,895         13,110         30,455         10,356          5,675         20,477
Transfer agent fees.............       45,300         43,800        100,581         35,120         13,800         65,675
Broker service fees.............      146,151        100,036        326,772        104,227         26,114        109,902
Distribution Fees - Class B.....           --             --          8,588            668          1,677          9,031
Professional fees...............       52,522         42,529         93,059         40,613         32,081         43,471
Registration....................       12,220         14,600         29,634         22,580         26,455         31,369
Communication...................        7,666          6,884         28,977          6,950          2,113         16,078
Director fees...................        9,987          6,600         20,797          6,577          1,348          5,924
Pricing of investments..........        6,977          2,920          8,945          4,345          4,475          7,300
Deferred organization expense...           --             --             --             --          2,723          3,380
Other (income) expense..........        9,913          4,306          4,979          1,611            115            (24)
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Total expenses.............      648,408        474,913      1,210,831        545,550        195,091        529,202
Less expenses absorbed
  by advisor....................           --         (1,102)       (87,812)        (6,452)       (57,264)      (257,074)
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Net expenses...............      648,408        473,811      1,123,019        539,098        137,827        272,128
                                   ----------     ----------     ----------     ----------     ----------     ----------
NET INVESTMENT INCOME (LOSS)....    2,288,238      2,340,336        828,385         98,997         (8,542)       (14,391)
                                   ----------     ----------     ----------     ----------     ----------     ----------
NET REALIZED GAINS (LOSSES)
  ON INVESTMENTS................    1,767,224        514,545      2,791,207      3,014,952       (434,802)     2,256,382
NET UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS.   (1,583,100)       622,997     33,392,322      4,410,903       (251,854)    19,319,500
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Net gains (losses)
       on investments...........      184,124      1,137,542     36,183,529      7,425,855       (686,656)    21,575,882
                                   ----------     ----------     ----------     ----------     ----------     ----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS ..............   $2,472,362     $3,477,878    $37,011,914     $7,524,852     $ (695,198)   $21,561,491
                                   ----------     ----------     ----------     ----------     ----------     ----------
                                   ----------     ----------     ----------     ----------     ----------     ----------

The accompanying notes to financial statements are an integral part of these statements.


                                              PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                FOR THE YEAR ENDED DECEMBER 31, 1998


                                                                  S&P 100        DIVIDEND        SELECT     PSE TECH 100
                                   TAX-EXEMPT     GOVERNMENT        PLUS         ACHIEVERS       VALUE         INDEX
                                   -----------   -----------     ----------      ---------     ---------    ------------
OPERATIONS:
Net investment income (loss)....   $2,288,238     $2,340,336     $  828,385      $  98,997      $  (8,542)    $  (14,391)
Net realized gains (losses)
  on investments................    1,767,224        514,545      2,791,207      3,014,952       (434,802)     2,256,382
Change in unrealized
  appreciation (depreciation) on
  investments for the year......   (1,583,100)       622,997     33,392,322      4,410,903       (251,854)    19,319,500
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Net increase (decrease)
       in net assets resulting
       from operations..........    2,472,362      3,477,877     37,011,914      7,524,852       (695,198)    21,561,491
                                   ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income...........   (2,290,497)    (2,345,276)      (827,779)       (99,223)            --        (29,881)
Distributions in excess of net
   realized gains on investments           --             --       (281,681)            --             --        (89,874)
Net realized gains on
  investments...................   (1,766,795)            --     (2,791,208)    (3,014,906)            --     (2,256,382)
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Total distributions........   (4,057,292)    (2,345,276)    (3,900,668)    (3,114,129)            --     (2,376,137)
                                   ----------     ----------     ----------     ----------     ----------     ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued.....    1,817,590      1,780,198     35,767,268      3,386,784      6,252,009     31,213,981
Net asset value of shares
  issued in distributions.......    2,719,842      1,499,635      3,606,285      2,836,202          1,490      2,051,744
Cost of shares redeemed.........   (8,289,995)    (5,007,964)   (11,909,578)    (5,641,880)    (2,523,817)    (6,871,469)
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Net increase (decrease)
       in net assets from
       capital share transactions  (3,752,563)    (1,728,131)    27,463,975        581,106      3,729,682     26,394,256
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Total increase
       (decrease)...............   (5,337,493)      (595,529)    60,575,221      4,991,829      3,034,484     45,579,610
NET ASSETS:
Balance at beginning of period..   60,251,706     40,683,213    105,737,890     39,564,987      8,497,379     27,144,303
                                   ----------     ----------     ----------     ----------     ----------     ----------
Balance at end of period........  $54,914,213    $40,087,684   $166,313,111    $44,556,816    $11,531,863    $72,723,913
                                   ----------     ----------     ----------     ----------     ----------     ----------
                                   ----------     ----------     ----------     ----------     ----------     ----------
The accompanying notes to financial statements are an integral part of these statements.

                                              PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                FOR THE YEAR ENDED DECEMBER 31, 1997
                                                                  S&P 100        DIVIDEND        SELECT     PSE TECH 100
                                   TAX-EXEMPT     GOVERNMENT        PLUS         ACHIEVERS       VALUE         INDEX
                                   -----------   -----------     ----------      ---------     ---------    ------------
OPERATIONS:
Net investment income........... $  2,712,915   $  2,896,981$       964,232  $     206,159  $       5,761 $       47,169
Net realized gains (losses)
  on investments................    1,579,674       (109,653)     2,481,302        482,030      1,114,765        788,765
Change in unrealized
  appreciation (depreciation) on
  investments for the year......    1,245,199        409,277     17,819,182      7,845,885        382,946       (558,697)
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Net increase
       in net assets resulting
       from operations..........    5,537,788      3,196,605     21,264,716      8,534,074      1,503,472        277,237
                                   ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income...........   (2,714,833)    (2,894,367)      (958,870)      (205,541)        (6,066)       (48,726)
Net realized gains on
  investments...................   (1,378,906)            --     (2,481,302)      (482,087)    (1,133,908)      (788,766)
Distributions in excess of net
  realized gains on investments.           --             --        (70,840)            --             --        (72,790)
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Total distributions........   (4,093,739)    (2,894,367)    (3,511,012)      (687,628)    (1,139,974)      (910,282)
                                   ----------     ----------     ----------     ----------     ----------     ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued.....    1,020,616      1,103,575     14,155,839      2,376,217      2,635,024     21,947,857
Net asset value of shares
  issued in distributions.......    2,620,844      1,780,243      3,288,624        658,099      1,138,276        765,288
Cost of shares redeemed.........  (11,143,760)    (7,423,139)    (6,977,054)    (1,819,551)      (468,420)      (939,753)
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Net increase (decrease)
       in net assets from
       capital share transactions  (7,502,300)    (4,539,321)    10,467,409      1,214,765      3,304,880     21,773,392
                                   ----------     ----------     ----------     ----------     ----------     ----------
     Total increase
       (decrease)...............   (6,058,251)    (4,237,083)    28,221,113      9,061,211      3,668,378     21,140,347
NET ASSETS:
Balance at beginning of period..   66,309,957     44,920,296     77,516,777     30,503,776      4,829,001      6,003,956
                                   ----------     ----------     ----------     ----------     ----------     ----------
Balance at end of period........  $60,251,706    $40,683,213   $105,737,890    $39,564,987     $8,497,379    $27,144,303
                                   ----------     ----------     ----------     ----------     ----------     ----------
                                   ----------     ----------     ----------     ----------     ----------     ----------

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

1.   SIGNIFICANT ACCOUNTING POLICIES --

  Principal Preservation Portfolios, Inc. (the "Fund"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with nine portfolios: Tax-Exempt Portfolio, Government Portfolio, S&P100 Plus Portfolio, Dividend Achievers Portfolio, Select Value Portfolio, PSE Tech 100 Index Portfolio, Wisconsin Tax-Exempt Portfolio, Cash Reserve Portfolio and the Managed Growth Portfolio (which commenced operations on January 1, 1999). This report contains the information of all portfolios, except for the Managed Growth Portfolio, the Cash Reserve Portfolio and the Wisconsin Tax-Exempt Portfolio information with respect to the latter two portfolios is contained in separate reports. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares.

  The S&P 100 Plus Portfolio, Dividend Achievers Portfolio, Select Value Portfolio, PSE Tech 100 Index Portfolio and Managed Growth Portfolio each offer two classes of shares - Class A Shares and Class B Shares. Both classes represent interests in the same portfolio of investments of each Portfolio and are substantially the same in all respects except that the classes are subject to different sales load structures and 12b-1 fees and certain other expenses.

  The following is a summary of the significant accounting policies of the Fund.

  (a)     Long-Term Securities and Short-Term Investments

          The long-term tax-exempt securities are valued at market or fair value using quotations by an independent pricing service (the "Service"). When in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Securities for which, in the judgment of the Service, there are no readily obtainable market quotations (which may constitute a majority of the portfolio's securities) are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers, and general market conditions.

          Long-term taxable fixed income securities are valued at market using quotations provided by an independent pricing service.

          Common and preferred stocks are valued at the last sales price reported by the New York Stock Exchange, other appropriate exchanges, or NASDAQ, on the date of valuation. Common and preferred stocks not traded on that date are valued at the last bid price.

          Short-term investments are valued at amortized cost, which approximates market value.

          Through the year, investment transactions are recorded on the next date after trade date. However, the year-end financial statements are adjusted to reflect trade date, which adjustment does not materially impact the Funds financial results.

          Premiums on long-term tax-exempt securities are amortized to the shorter of call date or maturity. The fund does not amortize premiums on taxable long-term securities. The fund amortizes all discounts on taxable securities and on original issue discount tax-exempt securities.

  (b)     Option Transactions

          For hedging purposes, the S&P 100 Plus Portfolio and the PSE Tech 100 Index Portfolio may buy and sell put and call options, write covered call options on portfolio securities, write cash-secured puts, and write call options that are not covered for cross-hedging purposes. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The S&P 100 Plus Portfolio also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of another party.

          Option contracts are valued daily, and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

  (c)     Futures Contracts

          The S&P 100 Plus and PSE Tech 100 Index Portfolios may utilize futures contracts to a limited extent. The primary risks associated with the use of futures contracts include an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are based upon their quoted daily settlement prices.

          Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

  (d)     Net Realized Gains and Losses and Investment Income

          Net realized gains and losses on securities sales (including options) are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Total net realized gains on investments for the year ended December 31, 1998, were comprised of the following:

                                                                  S&P 100        DIVIDEND        SELECT     PSE TECH 100
                                   TAX-EXEMPT     GOVERNMENT        PLUS         ACHIEVERS       VALUE         INDEX
                                   -----------   -----------     ----------      ---------     ---------    ------------
  Net realized gains (losses)
    on investments ..............  $1,767,224       $514,545     $2,769,914     $3,014,952     $ (434,802)    $1,951,972
  Net realized gains
    on options and futures ......          --             --         21,293             --             --        304,410
                                   ----------     ----------     ----------     ----------     ----------     ----------
  Total net realized gains
    (losses) on investments .....  $1,767,224       $514,545     $2,791,207     $3,014,952     $ (434,802)    $2,256,382
                                   ----------     ----------     ----------     ----------     ----------     ----------
                                   ----------     ----------     ----------     ----------     ----------     ----------

  (e)     Federal Income Taxes

          Provision has not been made for Federal income taxes since each portfolio has elected to be taxed as a "regulated investment company" and intends to distribute substantially all income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As of December 31, 1998, the Government Portfolio has capital loss carryforwards of $1,963,517 and $151,408 expiring in 2002 and 2005, respectively. It is management's intention to make no distribution of any future realized capital gains until the Federal income tax capital loss carryforwards are exhausted.

          Distributions in excess of net realized gains on investments in the PSE Tech 100 Index Portfolio of $89,874 and $72,790, for the years ended December 31, 1998 and 1997, are the result of losses on wash sales which are currently recognized for book purposes but are deferred for tax purposes and the reversal of Section 1256 mark to market losses utilized in 1997. This distribution does not represent a tax return of capital.

          Distributions in excess of net realized gains on investments in the S&P 100 Plus Portfolio of $1,281,681 and $70,840, for the years ended December 31, 1998 and 1997 are as a result of current year Section 1256 mark to market gains and the reversal of Section 1256 mark to market losses utilized in 1997. This distribution does not represent a tax return of capital.

          The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at December 31, 1998, reclassifications were recorded to increase undistributed net investment income by $2,259, $8,542 and $44,272, and decrease capital stock by $2,259, $8,542 and $44,272 in the Tax-Exempt, Select Value and PSETech 100 Portfolios.

  (f)     Expenses

          Fund expenses associated with a specific portfolio are charged to that portfolio as they are incurred. Common expenses incurred by the Fund are allocated, as incurred, between the portfolios based upon the ratio of the net assets of each portfolio to the combined net assets of the Fund.

  (g)     Distributions to Shareholders

          Dividends to shareholders are recorded on the ex-dividend date.

  (h)     Deferred Organization Costs

          Costs incurred with the organization, initial registration and public offering of shares aggregating $13,627 for the Select Value Portfolio and $16,900 for the PSETech 100 Index Portfolio have been paid by the Fund and are being amortized over a five year period.

  (i)     Use of Estimates

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES --

   The Fund has Investment Advisory Agreements ("the Agreements") with Ziegler Asset Management, Inc. ("ZAMI"), (with whom certain officers and directors of the Fund are affiliated) to serve as Investment Advisor (the "Advisor"). Pursuant to the Agreement, ZAMI manages the Tax-Exempt Portfolio, Government Portfolio, S&P 100 Plus Portfolio, Dividend Achievers Portfolio and PSE Tech 100 Index Portfolio. Under the Agreement, the Tax-Exempt and Government Portfolios pay ZAMI a monthly fee based upon the average daily net assets of each portfolio at the rate of .60% of the first $50,000,000 of each portfolio's average daily net assets, reducing to .50% on the next $200,000,000 of each portfolio's average daily net assets and .40% of each portfolio's average daily net assets in excess of $250,000,000.

   Under its Agreement, the Dividend Achievers Portfolio pays ZAMI a monthly fee based upon the Dividend Achievers average daily net assets at the rate of .75% of the first $250,000,000 of average daily net assets, reducing to .70% on the next $250,000,000 and .65% on the average daily net assets of over $500,000,000.

   Under its Agreement, the PSETech 100 Index Portfolio pays ZAMI a monthly fee based upon the PSE Tech 100 average daily net assets at the rate of .50% of the first $50,000,000 of average daily net assets, .30% of the next $200,000,000 of average daily net assets, .25% of the next $250,000,000 of average daily net assets and .20% of average daily net assets in excess of $500,000,000.

   Pursuant to the Agreement, ZAMI has retained Skyline Asset Management, Inc. ("Skyline") to manage the Select Value Portfolio. Under the Agreement, the Select Value Portfolio pays ZAMI a monthly fee based on the average daily net assets of the Portfolio at the rate of .75% of the first $250,000,000 of the Portfolio's average daily net assets, and .65% on average daily net assets exceeding $250,000,000. ZAMI pays Skyline 50% of the fee paid by the Select Value Portfolio.

   The Advisor voluntarily reimbursed the Government Portfolio $1,102, S&P 100 Plus Portfolio $87,812, the Dividend Achievers Portfolio $6,452, the Select Value Portfolio $57,264 and the PSE Tech 100 Index Portfolio $257,074 in 1998. The Advisor is not obligated to continue the voluntary reimbursement in the future.

   Ziegler has an Accounting and Pricing Agreement with the Fund to perform accounting and pricing services and a Transfer and Dividend Disbursing and Shareholder Services Agency Agreement with the Fund to provide Transfer Agent Services. In addition, each Portfolio pays Ziegler commissions on sales of Portfolio shares. Prior to May 1, 1998, Ziegler also performed the depositing function. The transfer agent fees, commissions, accounting and pricing fees and depository fees paid to Ziegler for the year ended December 31, 1998, were as follows for each Portfolio:

                                                                  ACCOUNTING
                                  TRANSFER       COMMISSIONS     AND PRICING     DEPOSITORY        12B-1
                                 AGENT FEES  ON PORTFOLIO SHARES     FEES           FEES           FEES
                                 ----------  -------------------   --------       --------       --------
Tax-Exempt Portfolio.............$  46,146      $   43,412        $  27,814     $    7,043      $  95,095
Government Portfolio.............   45,221          23,795           22,022          5,736         76,610
S&P 100 Plus Portfolio............ 105,748         476,872           45,253          9,777        249,278
Dividend Achievers Portfolio.....   36,877          64,342           22,405          5,285         90,463
Select Value Portfolio...........   15,072         141,410           19,000          2,007         14,577
PSE Tech 100 Index Portfolio.....   65,793         276,176           22,397          4,340         47,704
                                  --------        --------         --------       --------       --------
                    TOTAL........$ 314,857      $1,026,007        $ 158,891     $   34,188      $ 573,727
                                  --------        --------         --------       --------       --------
                                  --------        --------         --------       --------       --------

   During the year ended December 31 1998, an affiliate of Ziegler received $8,821, $9,835 and $1,114 representing commissions from the purchases and sales of investments of the S&P 100 Plus Portfolio, Dividend Achievers Portfolio and PSE Tech 100 Portfolio, respectively.

3.   INVESTMENT TRANSACTIONS --

   Purchases and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 1998 aggregated:

                                              PURCHASES     PROCEEDS FROM SALES
                                             ------------    ------------------
 Tax-Exempt Portfolio .....................  $137,705,219      $153,100,860
 Government Portfolio .....................    34,627,838        36,493,593
 S&P 100 Plus Portfolio ....................   38,022,391        13,049,796
 Dividend Achievers Portfolio .............     4,800,124         8,437,807
 Select Value Portfolio ...................    13,897,917        10,420,238
 PSE Tech 100 Index Portfolio .............    34,275,576        10,991,003

   Net tax basis unrealized appreciation (depreciation) on investments as of December 31, 1998, included:

                                                                  S&P 100        DIVIDEND        SELECT     PSE TECH 100
                                   TAX-EXEMPT     GOVERNMENT        PLUS         ACHIEVERS       VALUE         INDEX
                                   -----------   -----------     ----------      ---------     ---------    ------------
  Gross unrealized appreciation .  $  373,400     $1,181,458    $81,052,643    $24,687,164    $ 1,133,302    $22,224,552
  Gross unrealized (depreciation)    (339,376)      (434,110)      (636,915)      (308,623)      (466,354)    (2,906,707)
                                   ----------     ----------     ----------     ----------     ----------     ----------
  Net unrealized appreciation
    (depreciation) ..............  $   34,024     $  747,348    $80,415,728    $24,378,541     $  666,948    $19,317,845
                                   ----------     ----------     ----------     ----------     ----------     ----------
                                   ----------     ----------     ----------     ----------     ----------     ----------
  Tax basis cost of investments . $54,967,076    $38,758,756    $85,701,563    $20,454,352    $10,837,547    $52,423,185
                                   ----------     ----------     ----------     ----------     ----------     ----------
                                   ----------     ----------     ----------     ----------     ----------     ----------

4.   LINE OF CREDIT --

   The Fund has an available line of credit of $3,000,000. However, each Portfolio's borrowings, by investment restriction, cannot exceed 10% of the total net assets not including the borrowings. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current Prime Rate. All borrowings under this line of credit are guaranteed by Ziegler. Each Portfolio's policies allow borrowings for temporary or emergency purposes.

5.   CAPITAL SHARE TRANSACTIONS --

    (a) The Fund has authorized capital of 1,000,000,000 shares at $.001 par value per share. The Fund's shares are divided into nine separate portfolios: Wisconsin Tax-Exempt Portfolio, Government Portfolio, Tax-Exempt Portfolio, S&P 100 Plus Portfolio, Dividend Achievers Portfolio, Select Value Portfolio, PSE Tech 100 Index Portfolio, Managed Growth Portfolio (which commenced operations on January 1, 1999), and Cash Reserve Portfolio, consisting of 50,000,000 shares in each of the first eight portfolios and 400,000,000 in the Cash Reserve Portfolio. Each portfolio (other than the Cash Reserve Portfolio) has designated Class A (front-end load) shares. In addition, the S&P 100 Plus, Dividend Achievers, Select Value, PSE Tech 100 Index and Managed Growth Portfolio also have designated Class B (contingent deferred sales charge) shares. The shares of the Cash Reserve Portfolio have been subdivided into 200,000,000 shares of Class X (Retail Shares) and 200,000,000 shares of Class Y (Institutional Shares). The remaining 200,000,000 authorized shares of common stock of the Fund may be allocated to any of the above portfolios or to new portfolios as determined by the Board of Directors. The shares of each portfolio have equal rights and privileges with all other shares of that portfolio.

    (b) Capital share activity during the years ended December 31, 1997 and December 31, 1998, were as follows:

                                                                  S&P 100        DIVIDEND        SELECT     PSE TECH 100
   CLASS A SHARES                  TAX-EXEMPT     GOVERNMENT        PLUS         ACHIEVERS       VALUE         INDEX
   ---------------                 -----------   -----------     ----------      ---------     ---------    ------------
SHARES OUTSTANDING
  AT DECEMBER 31, 1996............  7,133,382      4,881,592      3,510,921      1,524,240        440,156        557,743
  Shares issued..................     108,140        120,669        547,072        103,755        206,442      1,641,640
  Shares issued in distributions.     277,993        194,941        123,433         26,807         94,057         61,666
  Shares redeemed................  (1,189,129)      (814,205)      (271,193)       (80,563)       (36,482)       (70,874)
                                   ----------     ----------     ----------     ----------     ----------     ----------

SHARES OUTSTANDING
  AT DECEMBER 31, 1997...........   6,330,386      4,382,997      3,910,233      1,574,239        704,173      2,190,175
  Shares issued..................     190,850        187,980        955,644        111,801        448,577      1,719,208
  Shares issued in distributions.     290,135        159,302        102,379        100,863            124        100,656
  Shares redeemed................    (870,402)      (534,125)      (378,892)      (203,074)      (221,718)      (423,487)
                                   ----------     ----------     ----------     ----------     ----------     ----------
SHARES OUTSTANDING
  At December 31, 1998...........   5,940,969      4,196,154      4,589,364      1,583,829        931,156      3,586,552
                                   ----------     ----------     ----------     ----------     ----------     ----------
                                   ----------     ----------     ----------     ----------     ----------     ----------

                                                                  S&P 100        DIVIDEND        SELECT     PSE TECH 100
   CLASS B SHARES                                                   PLUS         ACHIEVERS       VALUE         INDEX
   ---------------                                               ----------      ---------     ---------    ------------
SHARES OUTSTANDING
  AT July 27, 1998..........................................             --             --             --             --
  Shares issued.............................................        174,934         11,323         90,380        387,176
  Shares issued in distributions............................          3,157            822             --         11,012
  Shares redeemed...........................................         (2,698)            --           (558)       (41,545)
                                                                 ----------     ----------     ----------     ----------
SHARES OUTSTANDING
  AT DECEMBER 31, 1998.......................................       175,393         12,145         89,822        356,643
                                                                 ----------     ----------     ----------     ----------
                                                                 ----------     ----------     ----------     ----------
   *Amounts shown for the Class B Shares are from its commencement of operations.

   (c) For the S&P 100 Plus Portfolio, the Dividend Achievers Portfolio, the Select Value Portfolio and the PSE Tech 100 Index Portfolio, the maximum offering price per Class A Share is computed based on a maximum sales charge of 5.25% of the offering price or 5.54% of the net asset value. For the purpose of this computation, the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 94.75.

       For the Tax-Exempt and Government Portfolios, the maximum offering price per share is computed based on a maximum sales charge of 3.5% of the offering price or 3.62% of the net asset value. For these portfolios the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 96.5.

6. FUTURES CONTRACTS WRITTEN --

   An analysis of the futures contracts written for the year ended December 31, 1998, in the S&P 100 Plus and PSE Tech 100 Index Portfolios, respectively, were as follows:

                                                             AGGREGATE FACE
                                  NUMBER OF CONTRACTS      VALUE OF CONTRACTS
                                  -------------------      ------------------
 S&P 100 PLUS PORTFOLIO:
 Outstanding at December 31, 1997 .          8               $  1,888,032
 Contracts opened .................         28                  7,408,749
 Contracts closed .................        (29)                (7,469,975)
                                          ----               ------------
 Outstanding at December 31, 1998 .          7               $  1,826,806
                                          ----               ------------
                                          ----               ------------
                                                             AGGREGATE FACE
                                  NUMBER OF CONTRACTS      VALUE OF CONTRACTS
                                  -------------------      ------------------
 PSE TECH 100 INDEX PORTFOLIO:
 Outstanding at December 31, 1997 .          7               $  1,014,456
 Contracts opened .................        103                  7,540,419
 Contracts closed .................        (70)                (6,879,180)
                                          ----               ------------
 Outstanding at December 31, 1998 .         40               $  1,675,695
                                          ----               ------------
                                          ----               ------------

  The number of financial futures contracts and the gross unrealized appreciation, as of December 31, 1998, for each Portfolio were as follows:

                                                               UNREALIZED
                                  NUMBER OF CONTRACTS         APPRECIATION
                                  -------------------         ------------
 S&P 100 PLUS PORTFOLIO:
 S&P 500 Index Futures Contract
  expiration date March 1999 ......          7                   $352,819
 PSE TECH 100 INDEX PORTFOLIO:
 PSE Technology 100 Index Futures
   Contract expiration
   date March 1998 ................         40                   $126,305

7. DISTRIBUTIONS --

  The amount of dividends paid during the fiscal year ended December 31, 1998 qualifying for the dividend received deduction available to corporate shareholders were as follows:

   S&P 100 Plus Portfolio....................  93%
   Dividend Acheivers Portfolio..............  91%
   PSE Tech 100 Index Portfolio..............  23%

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                              TAX-EXEMPT PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998

------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            S&P          MOODY'S
    AMOUNT                     DESCRIPTION                                             RATING         RATING         VALUE
                                                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM TAX-EXEMPT SECURITIES -- 99.2%
ALABAMA -- 3.9%
 $1,190,000    The Board of Trustees of Alabama Agricultural and Mechanical             AAA            Aaa       $  1,187,025
               University Revenue Bonds, Series 1998, 5.00%, due 11-01-2016

  1,000,000    The Huntsville-Madison County Airport Authority Airport Revenue          AAA            Aaa            981,250
               Bonds, Series 1998, 5.00%, due 07-01-2018

ARIZONA -- 1.8%
  1,000,000    Gilbert Unified School District No. 41 of Maricopa County, Arizona       AAA            Aaa            998,750
               School Improvement Bonds, Project of 1993, Series G, 5.00%,
               due 07-01-2018

ARKANSAS -- 4.1%
  2,180,000    City of Conway, Arkansas, Sales and Use Tax Capital Improvement          AAA             NR          2,278,100
               Bonds, Series 1997A, 5.35%, due 12-01-2017

DISTRICT OF COLUMBIA -- 2.3%
  1,175,000    District of Columbia Water and Sewer Authority Public Utility Revenue    AAA            Aaa          1,286,625
               Bonds, 5.50%, due 10-01-2028

GEORGIA -- 4.0%
  1,250,000    The Atlanta Development Authority Revenue Bonds, (Student                AAA             Aa          1,207,813
               Recreation Center Project at Georgia State University), Series 1998,
               4.750%, due 10-01-2018

  1,000,000    City of Atlanta, Georgia, General Obligation Refunding Bonds, Series     AAA            Aaa            988,750
               1998, 5.00%, due 12-01-2023

ILLINOIS -- 10.2%
  1,000,000    Public Building Commission of Chicago Building Revenue Bonds, Series     AAA            Aaa          1,265,000
               A of 1990, (Board of Education of the City of Chicago), 7.00%, due 01-01-2020

  1,000,000    State of Illinois Build Illinois Bonds (Sales Tax Revenue Bonds), Series AAA            Aa2          1,196,250
               P, 6.50%, due 06-15-2022

  1,000,000    Community Unit School District #220 (Barrington) Lake, Cook, Kane        AAA            Aaa          1,163,750
               and McHenry Counties, Illinois, General Obligation School Bonds,
               Series 1998, 6.30%, due 12-01-2017

  1,800,000    Metropolitan Pier and Exposition Authority (Illinois) McCormick Place    AAA            Aaa          1,959,750
               Expansion Project Refunding Bonds, Series 1998A, 5.50%,
               due 12-15-2023
INDIANA -- 6.8%
  1,500,000    Indiana State Office Building Commission Capitol Complex Revenue         AAA            Aaa          1,925,625
               Bonds, Series 1990A (Senate Avenue Parking Facility), 7.40%,
               due 07-01-2015

  1,500,000    The Indianapolis Local Public Improvement Bond Bank, Series 1992D         AA             NR          1,828,125
               Bonds, 6.750%, due 02-01-2014

KANSAS -- 3.6%
  2,000,000    City of Topeka, Kansas, Water and Water Pollution Control Utility         NR            Aaa          2,002,500
               Revenue Bonds, Series 1998B, 5.05%, due 08-01-2018

LOUISIANA -- 1.8%
  1,000,000    Parishwide School District of the Parish of Orleans, State of Louisiana, AAA            Aaa            996,250
               General Obligation School Bonds, Series 1998A, 5.125%,
               due 09-01-2022

MASSACHUSETTS -- 1.8%
  1,000,000    City of Springfield, Massachusetts, General Obligation State Qualified   AAA            Aaa            995,000
               Municipal Purpose Loan of 1998 Bonds, 5.00%, due 11-15-2018

MICHIGAN -- 1.9%
  1,000,000    Board of Control of Northern Michigan University, General Revenue        AAA            Aaa          1,001,250
               Bonds, Series 1997, 5.125%, due 12-01-2020

MINNESOTA -- 1.8%
  1,000,000    Minnesota Public Facilities Authority Water Pollution Control            AAA            Aaa            975,000
               Revenue Bonds, Series 1998A, 4.750%, due 03-01-2019

MISSISSIPPI -- 6.2%
  1,250,000    Mississippi Business Finance Corporation Revenue Refunding Bonds,        AAA            Aaa          1,235,938
               Series 1998A, (Millsap College Project), 5.00%, due 11-01-2019

  1,000,000    Certificates of Participation (East Mississippi Correctional Facility    AAA            Aaa            991,250
               Project), Series 1997, Payments under Lease/Purchase Agreement,
               5.125%, due 01-01-2018

  1,130,000    Mississippi State University Educational Building Corporation Revenue     NR            Aaa          1,179,437
               Bonds, Series 1998, 5.25%, due 08-01-2017

MISSOURI -- 1.8%
  1,000,000    State Environmental Improvement and Energy Resources Authority,           NR            Aa1            997,500
               (State of Missouri) Water Pollution Control Revenue Bonds (State
               Revolving Federal Program-MasterTr), Series 1997F, 5.125%,
               due 01-01-2019
NEVADA -- 1.9%
  1,000,000    Clark County, Nevada, Las Vegas Conventions Center General               AA-            Aa3            983,750
               Obligation Bonds, Series A, 5.00%, due 07-01-2024
NEW MEXICO -- 1.9%
  1,000,000    Bernalillo County, New Mexico, Gross Receipts Tax Refunding               AA            Aa3          1,042,500
               Revenue Bonds, Series 1998, 5.25%, due 04-01-2027

NEW YORK -- 2.5%
  1,200,000    County of Monroe, New York General Obligation Bonds Public                AA            Aa2          1,365,000
               Improvement Refunding Bonds-1996, Series A, 6.00%, due 03-01-2019

OHIO -- 4.1%
  1,000,000    Franklin County, Ohio, Convention Facility Authority Tax and Lease       AAA            Aaa          1,003,750
               Revenue Anticipation Bonds, 5.00%, due 12-01-2017

  1,210,000    Ohio State Water Development Authority Pollution Control Facility        AAA            Aaa          1,222,100
               Revenue Bonds, Water Control Loan Fund, Water Quality Series,
               5.125%, due 06-01-2019

OKLAHOMA -- 2.1%
  1,000,000    Tulsa Industrial Authority Revenue and Refunding Bonds, (The             AAA            Aaa          1,143,750
               University of Tulsa) Series 1996A, 6.00%, due 10-01-2016

PENNSYLVANIA -- 4.7%
  1,000,000    Delaware Valley Regional Finance Authority (Bucks, Chester,              AAA            Aaa          1,107,500
               Delaware and Montgomery Counties, Pennsylvania) Local Government
               Revenue Bonds, 1997 Series B, 5.70%, due 07-01-2027

  1,500,000    Nazareth Area School District Northampton County, Pennsylvania,          AAA            Aaa          1,494,375
               General Obligation Bonds Improvement, Series of 1998, 5.00%,
               due 08-15-2017

SOUTH CAROLINA -- 1.8%
  1,000,000    City of Spartanburg, South Carolina, Water System Refunding Revenue      AAA            Aaa          1,003,750
               Bonds, Series 1997, 5.00%, due 06-01-2019

TENNESSEE -- 9.0%
  1,000,000    Harpeth Valley Utilities District of Davidson and Williamson Counties,   AAA            Aaa            986,250
               Tennessee, Utilities Improvement Revenue Bonds, Series 1998, 5.05%,
               due 09-01-2020

  2,000,000    Knox County, Tennessee General Obligation Public Improvement              AA            Aa2          1,957,500
               Bonds, Series 1998, 4.75%, due 04-10-2018

  1,000,000    City of Knoxville, Tennessee, Gas System Revenue Refunding and            AA            Aa3            996,250
               Improvement Bonds, Series H-1998, 5.00%, due 03-01-2018

  1,000,000    City of Knoxville, Tennessee, Gas System Revenue Refunding and            AA            Aa3            996,250
               Improvement Bonds, Series H-1998, 5.100%, due 03-01-2024

TEXAS -- 3.7%
  2,000,000    Austin Independent School District, (Travis County, Texas), Unlimited     AA            Aaa          2,042,500
               Tax Refunding Bonds, Series 1998, 5.00%, due 08-01-2016

VIRGINIA -- 5.8%
  2,000,000    Chesapeake Bay Bridge and Tunnel District, General Resolution            AAA            Aaa          2,167,500
               Revenue Bonds, Refunding Series 1998, 5.50%, due 07-01-2025

  1,000,000    Commonwealth Transportation Board, Commonwealth of Virginia,              AA            Aa2          1,003,750
               Revenue Refunding Bonds, Series 1997C, (U.S. Route 58 Corridor
               Development Program), 5.125%, due 05-15-2019

WASHINGTON -- 3.6%
  2,000,000    Washington Higher Education Facilities Authority Revenue and             AAA            Aaa          1,990,000
               Refunding Revenue Bonds (Gonzaga University Project), Series 1998,
               5.00%, due 04-01-2017

WISCONSIN -- 6.1%
  1,200,000    Southeast Wisconsin Professional Baseball Park District Sales Tax        AAA            Aaa          1,288,500
               Revenue Refunding Bonds, Series A, 5.50%, due 12-15-2020

  1,000,000    School District of Waupun, Dodge and Fond du Lac Counties,                NR            Aaa            965,000
               Wisconsin, General Obligation Refunding Bonds, 4.75%,
               due 04-01-2018

  1,125,000    Wisconsin State Transportation Revenue Refunding Bonds, Series B,        AAA            Aaa          1,077,187
               4.75%, due 07-01-2019                                                                             ------------

Total Municipal Bonds (Cost $54,444,076)......................................................................     54,478,100

SHORT-TERM TAX-EXEMPT SECURITIES -- 1.0%

MONEY MARKET
$   523,000    Firstar Tax-Exempt Money Market Fund ..........................................................        523,000

Total Investments ............................................................................................    $55,001,100
                                                                                                                 ------------
                                                                                                                 ------------

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                              GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998

------------------------------------------------------------------------------------------------
    PRINCIPAL                                             INTEREST                     MARKET
      AMOUNT        DESCRIPTION                             RATE       MATURITY         VALUE
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 98.0%
U.S. GOVERNMENT OBLIGATIONS -- 77.7%
$    500,000   U.S. Treasury Note ................         7.125%     02-29-2000  $     513,750
  3,000,000    U.S. Treasury Note ................         5.750%     11-30-2002      3,111,561
  6,000,000    U.S. Treasury Note ................        11.125%     08-15-2003      7,571,250
  5,875,000    U.S. Treasury Note ................         7.875%     11-15-2004      6,807,656
  4,000,000    U.S. Treasury Bond ................        10.750%     08-15-2005      5,333,748
  7,130,000    U.S. Treasury Note ................         6.250%     02-15-2007      7,822,944
                                                                                    -----------
Total U.S. Government Obligations ................................................   31,160,909
                                                                                    -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION POOLS -- 20.3%
    449,230    Pool #407884 ......................         7.000%     09-15-2025        460,038
    415,324    Pool #420853 ......................         7.000%     01-15-2026        425,316
    625,538    Pool #422688 ......................         7.000%     05-15-2026        640,588
    479,842    Pool #451586 ......................         7.000%     08-15-2027        491,387
  1,876,708    Pool #456741 ......................         7.000%     03-15-2028      1,921,860
    982,147    Pool #457779 ......................         7.000%     07-15-2028      1,005,776
  2,115,329    Pool #22617 .......................         7.500%     07-20-2028      2,169,534
    977,186    Pool #433945 ......................         7.000%     08-15-2028      1,000,696
                                                                                    -----------
Total Agency Obligations .........................................................    8,115,195
                                                                                    -----------
Total U.S. Government and Agency Obligations (Cost $38,528,756)...................   39,276,104
                                                                                    -----------
SHORT-TERM INVESTMENTS -- 0.6%
MONEY MARKET
$      230,000 Firstar U.S. Government Money Market Fund .........................      230,000
                                                                                    -----------
Total Short-Term Investments .....................................................      230,000
                                                                                    -----------
Total Investments.................................................................  $39,506,104
                                                                                    -----------
                                                                                    -----------

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                             S&P 100 PLUS PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998

-------------------------------------------------------------------------------
                                                         NUMBER       MARKET
                                                        OF SHARES      VALUE
                                                      OR PAR VALUE
-------------------------------------------------------------------------------
 COMMON STOCKS -- 98.7%
 BASIC INDUSTRIES -- 3.3%
         Aluminum Company of America  .................    6,000  $  447,375
 *<F18>  Bethlehem Steel Corporation  .................    4,100      34,338
         Boise Cascade Corporation  ...................    1,566      48,546
         Champion International  ......................    3,000     121,500
         Dow Chemical Company  ........................    7,750     704,766
         Homestake Mining Company  ....................    7,600      69,825
         International Paper Company  .................   10,600     475,012
         Monsanto Company  ............................   21,300   1,011,750
         Weyerhaeuser Company  ........................    6,900     350,606
         DuPont (E.I.) de Nemours
           and Company ................................   40,000   2,122,500
                                                                 -----------
                                                                   5,386,218
                                                                 -----------
 CONSUMER STAPLES -- 0.5%
         Campbell Soup Company  .......................   15,600     858,000
                                                                 -----------
                                                                     858,000
                                                                 -----------
 CONSUMER DURABLES -- 2.5%
         Black &Decker Corporation  ...................    3,000     168,188
         Brunswick Corporation  .......................    3,100      76,725
         Ford Motor Company  ..........................   43,400   2,547,037
         General Motors Corporation  ..................   18,700   1,338,219
                                                                 -----------
                                                                   4,130,169
                                                                 -----------
 CONSUMER NONDURABLES -- 9.5%
         Avon Products, Inc.   ........................    9,100     402,675
         Coca-Cola Company  ...........................   88,800   5,938,500
         Colgate-Palmolive Company  ...................   10,300     956,612
         Eastman Kodak Company  .......................   11,100     799,200
         Heinz (H.J.) Company  ........................   12,200     690,825
         International Flavors & Fragrances Inc.           3,450     152,447
         PepsiCo, Inc.   ..............................   52,800   2,161,500
         Polaroid Corporation  ........................    1,500      28,031
         Procter & Gamble Company  ....................   47,900   4,373,869
         Ralston Purina Group  ........................   10,500     339,938
                                                                 -----------
                                                                  15,843,597
                                                                 -----------
 CONSUMER SERVICE -- 7.7%
 *<F18>  CBS Corporation  .............................   25,000     818,750
         Walt Disney Company  .........................   68,000   2,040,000
 *<F18>  Harrah's Entertainment, Inc.   ...............    3,250      50,984
 *<F18>  Kmart Corporation  ...........................   17,000     260,313
         Limited (The), Inc.   ........................    8,039     234,136
         May Department Stores Company  ...............    7,800     470,925
         McDonald's Corporation  ......................   19,600   1,501,850
         Sears, Roebuck &Co.   ........................   13,500     573,750
         Tandy Corporation  ...........................    3,200     131,800
 *<F18>  Toys "R" Us, Inc.  ...........................    9,725     164,109
         Wal-Mart Stores, Inc.   ......................   81,200   6,612,725
                                                                 -----------
                                                                  12,859,342
                                                                 -----------
 CAPITAL GOODS -- 9.9%
         Allegheny Teledyne Inc.  .....................    6,592     134,724
         The Boeing Company  ..........................   35,712   1,165,104
         Fluor Corporation  ...........................    2,700     114,919
         General Dynamics Corporation  ................    4,000     234,500
         General Electric Company  ....................  118,800  12,125,025
         Minnesota Mining &
           Manufacturing Company  .....................   13,900     988,637
         Raytheon Company, Class B Shares  ............   11,700     623,025
         Rockwell International Corporation  ..........    6,500     315,656
         United Technologies Corporation  .............    7,600     826,500
                                                                 -----------
                                                                  16,528,090
                                                                 -----------
 ENERGY -- 7.2%
 +<F19>  Atlantic Richfield Company  ..................   11,200     730,800
         Baker Hughes Incorporated  ...................   10,860     192,086
         Coastal Corporation  .........................    7,200     251,550
         Exxon Corporation  ...........................   87,900   6,427,688
         Halliburton Company  .........................   15,200     450,300
         Mobil Corporation  ...........................   27,400   2,387,225
         Occidental Petroleum Corporation .............   12,600     212,625
         Schlumberger Limited  ........................   19,200     885,600
         Williams Companies, Inc.  ....................   14,700     458,456
                                                                 -----------
                                                                  11,996,330
                                                                 -----------
 FINANCIAL -- 13.0%
         American International Group, Inc.   .........   37,396   3,613,387
         American Express Company  ....................   16,100   1,646,225
         American General Corporation  ................    8,500     663,000
         Bank One Corporation  ........................   42,044   2,146,872
         BankAmerica Corporation  .....................   67,790   4,075,874
         CIGNA Corporation  ...........................    7,100     548,919
         Citigroup Inc.  ..............................   88,750   4,393,125
         Hartford Financial Services Group ............    8,000     439,000
         Merrill Lynch &Co., Inc.   ...................   13,000     867,750
         U.S. Bankcorp   ..............................   26,000     923,000
         Wells Fargo Company   ........................   58,000   2,317,535
                                                                 -----------
                                                                  21,634,688
                                                                 -----------
 HEALTH CARE -- 10.9%
         Baxter International Inc.   ..................    9,700     623,831
         Bristol-Myers Squibb Company .................   35,320   4,726,258
         Columbia/HCA Healthcare Corporation ..........   22,400     554,400
         Johnson &Johnson  ............................   48,300   4,051,163
         Mallinckrodt, Inc.  ..........................    2,400      73,950
         Merck &Co., Inc.   ...........................   47,900   7,074,231
         Pharmacia & Upjohn, Inc.   ...................   17,760   1,005,660
                                                                 -----------
                                                                  18,109,493
                                                                 -----------
 TECHNOLOGY -- 26.3%
         AMP Incorporated  ............................    7,050     367,041
 *<F18>  Ceridian Corporation  ........................    2,200     153,587
 *<F18>  Cisco Systems, Inc.   ........................   63,225   5,868,070
         Computer Sciences Corporation  ...............    5,300     341,519
 *<F18>  FDX Corporation  .............................    4,700     418,300
         Harris Corporation  ..........................    2,500      91,563
         Hewlett-Packard Company  .....................   38,000   2,595,875
         Honeywell Inc.   .............................    4,100     308,781
         International Business Machines
           Corporation  ...............................   40,100   7,408,475
         Intel Corporation   ..........................   67,300   7,979,256
 *<F18>  Microsoft Corporation   ......................   90,300  12,523,481
 *<F18>  National Semiconductor Corporation  ..........    5,500      74,250
         Northern Telecom Limited   ...................   23,200   1,162,900
 *<F18>  Oracle Corporation ...........................   34,525   1,488,891
         Tektronix, Inc.   ............................    1,600      48,100
         Texas Instruments Inc.   .....................   13,600   1,163,650
 *<F18>  Unisys Corporation  ..........................    8,800     303,050
         Xerox Corporation  ...........................   11,391   1,344,138
                                                                 -----------
                                                                  43,640,927
 TRANSPORTATION -- 0.7%
         Burlington Northern
           Santa Fe Corporation   .....................   16,200     546,750
         Delta Air Lines, Inc.   ......................    5,100     265,200
         Norfolk Southern Corporation  ................   12,900     408,769
                                                                 -----------
                                                                   1,220,719
                                                                 -----------
 UTILITIES -- 7.2%
         AT&T Corp.  ..................................   65,492   4,928,273
         American Electric Power Company, Inc.   ......    6,400     301,200
         Ameritech Corporation  .......................   39,600   2,509,650
         Bell Atlantic Corporation  ...................   55,582   2,945,846
         Entergy Corporation  .........................    8,400     261,450
         Southern Company  ............................   24,600     714,937
         Unicom Corporation ...........................    7,400     285,363
                                                                 -----------
                                                                  11,946,719
                                                                 -----------
 Total Common Stocks
         (cost $84,091,382) ...........................          164,154,291
                                                                 -----------
 SHORT-TERM INVESTMENTS -- 1.2%
 MONEY MARKET
         Firstar Institutional Money
           Market Fund ................................1,963,000   1,963,000
                                                                 -----------
 Total Short-Term Investments .........................            1,963,000
                                                                 -----------
 Total Security Holdings  .............................         $166,117,291
                                                                 -----------
                                                                 -----------
 FUTURES CONTRACTS -- 0%
 FUTURES
 *<F18>  S&P 500 Index Future expires
           March, 1999  ...............................        7   2,179,625
                                                                 -----------
 Total Futures Contracts
           (cost $1,826,806) ..........................            2,179,625
                                                                 -----------

 *<F18> Non-income producing
 +<F19> Segregated as collateral against futures

                 Percentages shown are a percent of net assets.
   The accompanying notes to financial statements are an integral part of this schedule.

                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                          DIVIDEND ACHIEVERS PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998

-------------------------------------------------------------------------------
                                                         NUMBER       MARKET
                                                        OF SHARES      VALUE
                                                      OR PAR VALUE
-------------------------------------------------------------------------------
 COMMON STOCKS -- 95.9%
 CONSUMER DISCRETIONARY -- 1.4%
         Newell Company  ..............................   15,500  $  639,375

 CONSUMER NONDURABLES -- 12.7%
         Gillette Company  ............................   35,200   1,700,600
         Kimberly-Clark Corporation  ..................   21,600   1,177,200
         Mattel, Inc.  ................................   15,000     342,188
         PepsiCo, Inc.   ..............................   37,000   1,514,687
         Sherwin-Williams Company  ....................   31,400     922,375
                                                                 -----------
                                                                   5,657,050
                                                                 -----------
 CONSUMER SERVICE -- 11.9%
         Walt Disney Company  .........................   30,000     900,000
         McDonald's Corporation  ......................   21,600   1,655,100
         McGraw-Hill Companies, Inc.   ................    8,500     865,938
         Walgreen Company .............................   32,000   1,874,000
                                                                 -----------
                                                                   5,295,038
                                                                 -----------
 CONSUMER NONCYCLICAL -- 3.4%
         Becton, Dickinson &Company  ..................   36,000   1,536,750
                                                                 -----------
                                                                   1,536,750
                                                                 -----------
 CAPITAL GOODS -- 9.2%
         Avery-Dennison Corporation  ..................   28,400   1,279,775
         General Electric Company  ....................   24,000   2,449,500
         Minnesota Mining &
           Manufacturing Company ......................    5,000     355,625
                                                                 -----------
                                                                   4,084,900
                                                                 -----------
 ENERGY -- 9.2%
         Mobil Corporation  ...........................   14,400   1,254,600
         Royal Dutch Petroleum Company  ...............   24,000   1,149,000
         Williams Companies, Inc.   ...................   54,000   1,684,125
                                                                 -----------
                                                                   4,087,725
                                                                 -----------
 FINANCIAL -- 15.4%
         Bank One Corporation  ........................   11,000     561,687
         BankAmerica Corporation  .....................   22,632   1,360,749
         Federal Home Loan Mortgage
           Corporation ................................   16,000   1,031,000
         Federal National Mortgage
           Association  ...............................   30,000   2,220,000
         Jefferson-Pilot Corporation  .................   22,500   1,687,500
                                                                 -----------
                                                                   6,860,936
                                                                 -----------
 HEALTH CARE -- 11.7%
         Johnson &Johnson  ............................   21,600   1,811,700
         Merck & Co., Inc.   ...........................  12,000   1,772,250
         Pfizer,Inc.   ................................   13,000   1,630,688
                                                                 -----------
                                                                   5,214,638
                                                                 -----------
 INDUSTRIAL -- 2.6%
         Illinois Tool Works, Inc.   ..................   20,000   1,160,000
                                                                 -----------
                                                                   1,160,000
                                                                 -----------
 TECHNOLOGY -- 13.0%
         Automatic Data Processing, Inc.   ............    6,300     505,180
         Hewlett-Packard Company ......................   20,000   1,366,250
         Intel Corporation ............................   16,200   1,920,713
         Johnson Controls, Inc.  ......................    9,000     531,000
         Texas Instruments Inc.  ......................    7,400     633,163
         Xerox Corporation ............................    7,000     826,000
                                                                 -----------
                                                                   5,782,306
                                                                 -----------
 UTILITIES -- 5.4%
         SBC Communications, Inc.  ....................   21,600   1,158,300
         Sprint Corporation  ..........................   15,000   1,261,875
                                                                 -----------
                                                                   2,420,175
                                                                 -----------
 Total Common Stocks
         (cost $18,360,352)  ..........................           42,738,893
                                                                 -----------
 SHORT-TERM DEBT -- 4.7%
 DEMAND NOTE -- 1.1%
         Pitney-Bowes Credit Corp.  ...................$ 500,000     500,000
                                                                 -----------
                                                                     500,000

 MONEY MARKET -- 3.6%
         Firstar Institutional Money
           Market Fund ............................... 1,594,000   1,594,000
                                                                 -----------
                                                                   1,594,000
                                                                 -----------
 Total Short-Term Debt.  ..............................            2,094,000
                                                                 -----------
 Total Investments  ...................................          $44,832,893
                                                                 -----------
                                                                 -----------
 *<F20> Non-income producing

                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                             SELECT VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998

-------------------------------------------------------------------------------
                                                         NUMBER       MARKET
                                                        OF SHARES      VALUE
                                                      OR PAR VALUE
-------------------------------------------------------------------------------
 COMMON STOCKS -- 94.4%
 AUTOS & TRANSPORTATION -- 3.1%
 *<F20>  Covenant Transport, Inc., Class A   ..........    9,500  $  169,813
 *<F20>  Dura Automotive Systems, Inc.   ..............    5,500     187,687
                                                                 -----------
                                                                     357,500
                                                                 -----------
 CONSUMERS DISCRETIONARY -- 29.7%
         Claire's Stores, Inc.   ......................   12,800     262,400
 *<F20>  Department 56,  Inc.   .......................    3,100     116,444
 *<F20>  Elder-Beerman Stores Corp.  ..................   16,300     188,469
 *<F20>  Gildan Activeware, Inc. Class A
           Subordinate Voting Shares  .................   14,400     120,600
         Kellwood Co   ................................    7,900     197,500
 *<F20>  Kenneth Cole Productions, Inc.  ..............   14,800     277,500
 *<F20>  Michael Stores, Inc.  ........................    8,000     144,749
         Midas, Inc.  .................................   11,200     348,600
 *<F20>  Nautica Enterprises, Inc.  ...................   11,500     172,500
         Pier I Imports, Inc.  ........................   15,600     151,125
 *<F20>  Safety-Kleen Corporation .....................   18,675     263,784
 *<F20>  United Stationers ............................    9,400     244,400
 *<F20>  Weslex Jessen VisionCare, Inc.  ..............   13,300     369,075
 *<F20>  World Color Press, Inc.   ....................    8,500     258,719
 *<F20>  Zale Corporation   ...........................    9,500     306,375
                                                                 -----------
                                                                   3,422,240
                                                                 -----------
 CONSUMER STAPLES -- 3.0%
 *<F20>  International Home Foods, Inc.   .............    8,900     150,187
         International Multifoods Corporation  ........    7,500     193,594
                                                                 -----------
                                                                     343,781
                                                                 -----------
 CONSUMER SERVICE -- 1.1%
 *<F20>  RemedyTemp, Inc.  ............................    8,800     133,100
                                                                 -----------
                                                                     133,100
                                                                 -----------
 ENERGY -- 2.1%
 *<F20>  Newfield Exploration Company   ...............   11,600     242,150
                                                                 -----------
                                                                     242,150
                                                                 -----------
 FINANCIAL -- 26.4%
         ARM Financial Group, Inc.   ..................    8,100     179,719
         American Capital Strategies, Ltd.  ...........    6,500     112,125
         American Heritage Life Investment
           Corporation  ...............................    6,800     166,175
         CMACInvestment Corporation  ..................    7,200     330,750
         CNASurety Corporation  .......................   16,100     253,575
         Enhance Financial Services Group Inc. ........   12,300     369,000
         Fremont General Corporation ..................   11,400     282,150
         HCC Insurance Holdings, Inc.  ................   13,100     230,888
         Heller Financial, Inc.  ......................    8,500     249,688
         Horace Mann Educators Corporation ............    2,900      82,650
         Parkway Properties, Inc.   ...................    6,100     190,625
         Peoples Heritage Financial Group, Inc. .......   14,100     282,000
         Prentiss Properties Trust  ...................    7,300     162,881
         Raymond James Financial, Inc.   ..............    7,100     149,987
                                                                 -----------
                                                                   3,042,213
                                                                 -----------
 HEALTH CARE -- 8.5%
 *<F20>  ADAC Laboratories  ...........................   10,500     209,671
         Arrow International, Inc.   ..................    7,100     222,763
         DENTSPLY International, Inc.   ...............   11,200     288,400
 *<F20>  Trigon Healthcare, Inc.   ....................    6,900     257,456
                                                                 -----------
                                                                     978,290
                                                                 -----------
 MATERIALS & PROCESSING -- 0.8%
         Interface, Inc.   ............................   10,300      95,596
                                                                 -----------
                                                                      95,596
                                                                 -----------
 PRODUCER DURABLES -- 4.8%
         General Cable Corp.  .........................    5,100     104,550
         Pentair Inc.   ...............................    7,500     298,594
         TriStar Aerospace Co.   ......................   21,300     149,100
                                                                 -----------
                                                                     552,244
                                                                 -----------
 TECHNOLOGY -- 14.9%
 *<F20>  Anixter International, Inc.   ................   19,100$     387,969
 *<F20>  Artesyn Technologies, Inc.   .................   11,800     165,200
 *<F20>  Black Box Corporation  .......................    6,500     246,187
 *<F20>  CACI International, Inc.   ...................    9,000     151,875
 *<F20>  DII Group, Inc.   ............................   13,100     301,300
 *<F20>  Hypercom Corporation  ........................   12,800     126,400
 *<F20>  The Learning Company, Inc.   .................    5,800     150,437
 *<F20>  National Data Corporation  ...................    3,800     185,013
                                                                 -----------
                                                                   1,714,381
                                                                 -----------
 Total Common Stocks
         (cost $10,214,547)  ..........................           10,881,495
                                                                 -----------
 SHORT-TERM DEBT -- 5.4%
 DEMAND NOTE -- 2.6%
         General Mills, Inc.   ........................ $300,000     300,000
                                                                 -----------
                                                                     300,000
                                                                 -----------
 MONEY MARKET -- 2.8%
         Firstar Institutional Money
           Market Fund  ...............................  323,000     323,000
                                                                 -----------
                                                                     323,000
                                                                 -----------
 Total Short-Term Debt   ..............................              623,000
                                                                 -----------
 Total Security Holdings  .............................          $11,504,495
                                                                 -----------
                                                                 -----------
 *<F20>Non-income producing

                 Percentages shown are a percent of net assets.
   The accompanying notes to financial statements are an integral part of this schedule.

                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                          PSE TECH 100 INDEX PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998

-------------------------------------------------------------------------------
                                                         NUMBER       MARKET
                                                        OF SHARES      VALUE
-------------------------------------------------------------------------------
 COMMON STOCKS -- 97.1%
 BIOTECHNOLOGY --9.1%
 *<F21>  Amgen, Inc.  .................................   14,200 $ 1,484,788
 *<F21>  Biogen, Inc.  ................................   14,200   1,178,600
 *<F21>  Centocor, Inc.  ..............................   14,200     640,775
 *<F21>  Chiron Corporation  ..........................   14,200     371,862
 *<F21>  Genentech, Inc.  .............................   14,200   1,131,563
 *<F21>  Immunex Corporation  .........................   14,200   1,786,537
                                                                 -----------
                                                                   6,594,125
                                                                 -----------
 CAD/CAM -- 2.5%
         Autodesk, Inc.  ..............................   14,200     606,163
 *<F21>  Evans &Sutherland Computer
           Corporation  ...............................   14,200     250,275
 *<F21>  Intergraph Corporation  ......................   14,200      81,650
 *<F21>  Mentor Graphics Corporation  .................   14,200     120,700
 *<F21>  Synopsys, Inc.  ..............................   14,200     770,350
                                                                 -----------
                                                                   1,829,138
                                                                 -----------
 DATA COMMUNICATIONS -- 13.1%
 *<F21>  3Com Corporation .............................   14,200     636,337
 *<F21>  Adaptec, Inc.  ...............................   14,200     249,388
 *<F21>  ADC Telecommunications, Inc.  ................   14,200     493,450
 *<F21>  Ascend Communications  .......................   14,200     933,650
 *<F21>  Cabletron Systems, Inc.   ....................   14,200     118,925
 *<F21>  Cisco Systems, Inc.  .........................   14,200   1,317,937
         Lucent Technologies  .........................   14,200   1,562,000
 *<F21>  Newbridge Networks Corporation  ..............   14,200     431,325
         Northern Telecom  ............................   14,200     711,775
 *<F21>  QUALCOMM Inc.   ..............................   14,200     735,738
         Scientific - Atlanta, Inc.  ..................   14,200     323,937
 *<F21>  Standard Microsystems Corporation ............   14,200     110,938
         Symbol Technologies, Inc.  ...................   14,200     907,912
 *<F21>  Tellabs, Inc.   ..............................   14,200     973,588
                                                                 -----------
                                                                   9,506,900
                                                                 -----------
 DATA STORAGE AND PROCESSING -- 1.8%
 *<F21>  Exabyte Corporation  .........................   14,200      78,100
 *<F21>  Quantum Corporation  .........................   14,200     301,750
 *<F21>  Seagate Technology, Inc.   ...................   14,200     429,550
 *<F21>  Storage Technology Corporation  ..............   14,200     504,987
                                                                 -----------
                                                                   1,314,387
                                                                 -----------
 ELECTRONIC EQUIPMENT -- 3.8%
         AMP Incorporated  ............................   14,200     739,288
         Linear Technologies ..........................   14,200   1,271,787
         Sensormatic Electronics Corporation ..........   14,200      98,513
 *<F21>  Vitesse Semiconductors .......................   14,200     647,875
                                                                 -----------
                                                                   2,757,463
                                                                 -----------
 INFORMATION PROCESSING -- 12.8%
         America Online, Inc.  ........................   14,200   2,272,000
         Automatic Data Processing, Inc.  .............    7,100     569,331
 *<F21>  Ceridian Corporation  ........................   14,200     991,337
         Computer Sciences Corporation  ...............   14,200     915,013
         Comsat Corporation  ..........................   14,200     511,200
         Electronic Data Systems  .....................   14,200     713,550
 *<F21>  Yahoo!, Inc.   ...............................   14,200   3,364,512
                                                                 -----------
                                                                   9,336,943
                                                                 -----------
 LARGE DIVERSIFIED COMPUTER
   MANUFACTURING -- 4.3%
 +<F22>  International Business
           Machines Corporation  ......................   14,200   2,623,450
 *<F21>  Unisys Corporation  ..........................   14,200     489,012
                                                                 -----------
                                                                   3,112,462
                                                                 -----------
 MEDICAL TECHNOLOGY -- 6.3%
 *<F21>  Acuson Corporation  ..........................   14,200     211,225
         Biomet, Inc.  ................................   14,200     571,550
 *<F21>  Boston Scientific Corporation  ...............   14,200     380,738
 *<F21>  Coherent, Inc.  ..............................   14,200     176,612
 *<F21>  Genzyme Corporation  .........................   14,200     706,450
         HBO & Company  ...............................   14,200     407,363
         Medtronic, Inc.  .............................   14,200   1,054,350
         Shared Medical Systems Corporation  ..........   14,200     708,225
 *<F21>  St. Jude Medical, Inc.  ......................   14,200     393,162
                                                                 -----------
                                                                   4,609,675
                                                                 -----------
 MICRO COMPUTER MANUFACTURERS -- 6.4%
 *<F21>  Apple Computer, Inc.  ........................   14,200     581,313
         Compaq Computer Corporation  .................   14,200     595,512
 *<F21>  Data General Corporation  ....................   14,200     233,413
 *<F21>  Dell Computer Corporation  ...................   14,200   1,039,262
 *<F21>  Gateway 2000, Inc.  ..........................   14,200     726,863
 *<F21>  Micron Electronics, Inc.   ...................   14,200     245,837
 *<F21>  Sun Microsystems, Inc.  ......................   14,200   1,215,875
                                                                 -----------
                                                                   4,638,075
                                                                 -----------
 MINI AND MAINFRAME COMPUTER
   MANUFACTURERS -- 3.2%
 *<F21>  EMC Corporation  .............................   14,200   1,207,000
         Hewlett-Packard Company  .....................   14,200     970,038
 *<F21>  Silicon Graphics, Inc.  ......................   14,200     182,825
                                                                 -----------
                                                                   2,359,863
                                                                 -----------
 OFFICE AUTOMATION EQUIPMENT -- 3.0%
         Harris Corporation  ..........................   14,200     520,075
         Xerox Corporation  ...........................   14,200   1,675,600
                                                                 -----------
                                                                   2,195,675
                                                                 -----------
 SEMICONDUCTOR CAPITAL EQUIPMENT
   MANUFACTURERS -- 4.0%
 *<F21>  Analog Devices, Inc.  ........................   14,200     445,525
 *<F21>  Applied Materials, Inc.   ....................   14,200     606,163
 *<F21>  KLA Instruments Corporation  .................   14,200     615,925
 *<F21>  Kulicke &Soffa Industries, Inc.  .............   14,200     252,050
 *<F21>  Lam Research Corporation  ....................   14,200     252,937
 *<F21>  Novellus Systems, Inc.  ......................   14,200     702,900
                                                                 -----------
                                                                   2,875,500
                                                                 -----------
 SEMICONDUCTOR MANUFACTURERS -- 8.4%
 *<F21>  Advanced Micro Devices, Inc.  ................   14,200     410,913
 *<F21>  Cypress Semiconductor Corporation ............   14,200     118,037
         Intel Corporation  ...........................   14,200   1,683,588
 *<F21>  Micron Technology, Inc.  .....................   14,200     717,987
         Motorola, Inc.  ..............................   14,200     867,088
 *<F21>  National Semiconductor Corporation  ..........   14,200     191,700
         Texas Instruments Inc.   .....................   14,200   1,214,987
 *<F21>  Xilinx, Inc.   ...............................   14,200     924,775
                                                                 -----------
                                                                   6,129,075
                                                                 -----------
 SOFTWARE PRODUCTS -- 12.0%
         Adobe Systems, Inc.  .........................   14,200     663,850
 *<F21>  BMC Software, Inc.   .........................   14,200     632,788
 *<F21>  Cadence Design Systems, Inc.   ...............   14,200     422,450
         Computer Associates
           International, Inc.   ......................   14,200     605,275
 *<F21>  Compuware Corp.   ............................   14,200   1,109,375
 *<F21>  Informix Corporation  ........................   14,200     140,225
 *<F21>  Imprise Corporation  .........................   14,200      78,100
 *<F21>  Microsoft Corporation  .......................   14,200   1,969,362
 *<F21>  Network Associates  ..........................   14,200     940,750
 *<F21>  Novell, Inc.  ................................   14,200     257,375
 *<F21>  Oracle Corporation  ..........................   14,200     612,375
 *<F21>  PeopleSoft, Inc.  ............................   14,200     268,913
         SAP AG  ......................................   14,200     512,087
 *<F21>  Sybase, Inc.   ...............................   14,200     105,168
 *<F21>  Symantec Corporation  ........................   14,200     308,850
 *<F21>  System Software Associates, Inc.   ...........   14,200      99,843
                                                                 -----------
                                                                   8,726,786
                                                                 -----------
 TEST, ANALYSIS, AND INSTRUMENTATION
   EQUIPMENT -- 6.4%
         Honeywell Inc.   .............................   14,200   1,069,438
         Millipore Corporation  .......................   14,200     403,812
         Perkin-Elmer Corporation  ....................   14,200   1,385,388
         Tektronix, Inc.  .............................   14,200     426,887
 *<F21>  Teradyne, Inc.  ..............................   14,200     601,725
 *<F21>  Thermo Instrument Systems, Inc.  .............   14,200     213,888
         Varian Associates, Inc.  .....................   14,200     537,825
                                                                 -----------
                                                                   4,638,963
                                                                 -----------
 Total Common Stocks
   (Cost $51,433,490)  ................................           70,625,030
                                                                 -----------
 SHORT-TERM INVESTMENTS -- 1.5%
 MONEY MARKET
         Firstar Institutional Money
           Market Fund  ...............................1,116,000   1,116,000
                                                                 -----------
 Total Short-Term Investments .........................            1,116,000
                                                                 -----------
 TOTAL INVESTMENTS                                               $71,741,030
                                                                 -----------
                                                                 -----------
 FUTURES CONTRACTS
 FUTURES
 *<F21>  PSE Technology 100 Index,
           Expiring March 1999 ........................       40   1,802,000
                                                                 -----------
 Total Futures Contracts
   (Cost $1,675,695) ..................................            1,802,000
                                                                 -----------
*<F21>Non-income producing
+<F22>Segregated as collateral against futures


                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors of
 Principal Preservation Portfolios, Inc. and the Shareholders of the Tax-Exempt,
 Government, S&P 100 Plus, Dividend Achievers,
 Select Value and PSETech 100 Index Portfolios:

  We have audited the accompanying balance sheets, including the schedules of investments, of the PRINCIPAL PRESERVATION PORTFOLIOS, INC. (a Maryland corporation) Tax-Exempt, Government, S&P 100 Plus, Dividend Achievers, Select Value and PSE Tech 100 Index Portfolios as of December 31, 1998, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Principal Preservation Portfolios, Inc. Tax-Exempt, Government, S&P 100 Plus, Dividend Achievers, Select Value and PSE Tech 100 Index Portfolios as of December 31, 1998, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP


Milwaukee, Wisconsin,
January 15, 1999.

PRINCIPAL PRESERVATION
PORTFOLIOS, INC.
  215 North Main Street
  West Bend, Wisconsin 53095

OFFICERS AND DIRECTORS
  Richard H. Aster, M.D., Director
  Augustine J. English, Director
  Ralph J. Eckert, Director
  Richard J. Glaisner, Director
  Robert J. Tuszynski, President, Director
  Frank Ciano, Chief Financial Officer and Treasurer
  John Lauderdale, Vice President of Marketing
  S. Charles O'Meara, Secretary
  Marc Dion, Vice President

INVESTMENT ADVISORS
  Ziegler Asset Management, Inc.
  215 North Main Street
  West Bend, Wisconsin 53095

  Skyline Asset Management, L.P.
  (Sub-Advisor to Select Value Portfolio)
  311 South Wacker Drive, Suite 4500
  Chicago, Illinois 60606

DISTRIBUTOR, TRANSFER AND DIVIDEND
DISBURSING AGENT AND FUND ACCOUNTANT
  B.C. Ziegler and Company
  215 North Main Street
  West Bend, Wisconsin 53095

CUSTODIAN
  Firstar Trust Company
  777 East Wisconsin Avenue
  Milwaukee, Wisconsin  53202

COUNSEL
  Quarles &Brady LLP
  411 East Wisconsin Avenue
  Milwaukee, Wisconsin 53202

AUDITOR
  Arthur Andersen LLP
  100 East Wisconsin Avenue
  Milwaukee, Wisconsin 53202

"Standard & Poor's," "Standard & Poor's 100," "S&P," "100" are trademarks of Standard & Poor's Corporation and have been licensed for use by B.C. Ziegler and Company.

PSE is the service mark of the Pacific Stock Exchange Incorporated and has been licensed for use by B.C. Ziegler and Company.

This report was prepared for the information of shareholders of Principal Preservation Portfolios, Inc., and may not be used in connection with the offering of securities unless preceded or accompanied by a current Prospectus.

PP 343-2/99